Loan ID	19-1 Group	Lien Position	ARM or Fixed	Purpose at Origination	Occupancy at Origination	State	Credit Event Level	Credit Exceptions	Compliance Event	Compliance Exceptions	Compliance Comp Factors	Seasoning > 3 Years	S&P Compliance �Loan Grade	Fitch Compliance Loan Grade	Moodys Compliance Loan Grade	DBRS Compliance Loan Grade	Morningstar Compliance Loan Grade	Subject to Predatory Lending	Section 32 Flag	HOEPA High Cost Loan	State High Cost Loan	TPR QM/ATR Status
735364728	2	1	ARM	Refinance	Primary	NJ	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
232639704	2	1	Fixed	Refinance	Primary	NM		*** (OPEN) Missing Valuation: - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
214454736	2	1	Fixed	Refinance	Primary	NC	*** (OPEN) Final Title marked as missing - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (CLEARED) Missing Document: Missing all loan applications. - EV1 *** (CLEARED) There is no valuation in the file that meets FIRREA requirements. Either there are no valuations or the valuation provided is missing key data - EV1	3	*** (OPEN) North Carolina Rate Spread Ability to Repay 2008: North Carolina Rate Spread Home Loan: Ability to repay requirements not met. - EV3

*** (OPEN) North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Loan: APR on subject loan of xxx% or Final Disclosure APR of xxx% is in excess of allowable threshold of US Treasury xxx% + xxx%, or xxx% and Conventional Mortgage Rate xxx% + xxx%, or xxx%. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Missing Document: TIL Final not provided - EV2

*** (CLEARED) Missing Document: Incomplete loan images/file - EV1

*** (CLEARED) Missing Final HUD-1 - EV1	There is no Assignee Liability.

There is no Assignee Liability. However, note that a loan that violates the provisions on rate spread home loans will be declared usurious. Thus, the terms of loans held by an assignee could be affected in certain circumstances.

There is no Assignee Liability. However, note that a loan that violates the provisions on rate spread home loans will be declared usurious. Thus, the terms of loans held by an assignee could be affected in certain circumstances

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	No
293992308	2	1	Fixed	Refinance	Investment	KY		*** (OPEN) Missing Valuation: - EV3	2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
727216452	2	1	ARM	Refinance	Primary	GA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
244797876	2	1	ARM	Refinance	Primary	FL	*** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X month(s) prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
363648564	2	1	ARM	Refinance	Primary	GA	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) Georgia HL Arbitration Clause: Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2	Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained. The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.	Yes	RB	B	B	B	B	Yes	No	No	No
990161448	2	1	ARM	Purchase	Investment	TN	*** (OPEN) Incomplete Document: Note - Subject Lien is incomplete - EV3	2	*** (OPEN) Cross Collateralized Mortgage Loan: There are multiple properties securing the repayment of this loan. (Cross collateralized) The property evaluated for the compliance review is based on occupancy type and then based on the property with the highest value. - EV2

										*** (OPEN) Unable to determine Construction Status for the Primary Valuation. Any applicable Federal, State or Local compliance testing are tested as existing construction. - EV1		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
125954160	2	1	ARM	Refinance	Primary	GA	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
501479941	2	1	Fixed	Refinance	Primary	NY	3	*** (OPEN) New York Subprime Counseling Disclosure: New York Subprime Loan: Counseling Disclosure not provided to borrower. - EV3

*** (OPEN) New York Subprime Tax Disclosure: New York Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan. - EV3

*** (OPEN) New York Subprime Disclosure: New York Subprime Loan: Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law. - EV3

*** (OPEN) New York Subprime Prepayment Penalty: New York Subprime Loan: Mortgage loan contains an impermissible prepayment penalty. - EV3

*** (OPEN) New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of 10.14930% or Final Disclosure APR of 10.15000% is in excess of allowable threshold of Prime Mortgage Market Rate 6.54000 + 1.75%, or 8.29000%. Non-Compliant SubPrime Loan. - EV3

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2	A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee. However, the equitable relief authorized under these provisions may conceivably encompass loan rescission or loan modification, which could impact a secondary market holder of a subprime home loan.

Assignee Liability: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee. However, the equitable relief authorized under these provisions may conceivably encompass loan rescission or loan modification, which could impact a secondary market holder of a subprime home loan.

											There is no Assignee Liability.	Yes	RC	C	C	C	C	Yes	No	No	No
641274348	2	1	Fixed	Purchase	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
392941920	2	2	Fixed	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
262668108	2	2	Fixed	Purchase	Primary	NJ			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
664148736	2	2	Fixed	Refinance	Primary	IL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
178817856	2	2	Fixed	Purchase	Primary	AZ	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Arizona Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
485149608	2	2	Fixed	Purchase	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
131464032	2	2	Fixed	Refinance	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	No	No	No
714220644	2	2	Fixed	Refinance	Primary	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
643435920	2	2	Fixed	Refinance	Primary	IL	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
146216784	2	2	Fixed	Refinance	Primary	MD	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
744547848	2	2	Fixed	Refinance	Second Home	MI		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
137394216	2	2	Fixed	Refinance	Primary	CA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
834858156	2	2	Fixed	Refinance	Primary	CT	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
136592436	2	2	Fixed	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
946262148	2	2	Fixed	Refinance	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
971283264	2	2	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
199958952	2	2	Fixed	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
948102360	2	2	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
616775328	2	1	Fixed	Refinance	Investment	NC	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/1999. - EV2

										*** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
357444480	2	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	No
371159400	2	1	ARM	Refinance	Primary	MD	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
287403768	2	1	ARM	Refinance	Primary	NV	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
691100496	2	1	ARM	Refinance	Primary	NY	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
127313700	2	1	ARM	Refinance	Primary	AZ	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
621728100	2	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
210043452	2	1	ARM	Refinance	Primary	CA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
569395272	2	1	Fixed	Refinance	Primary	PA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
878076588	2	1	ARM	Refinance	Primary	NJ	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
469656828	2	1	ARM	Refinance	Primary	MA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1	The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	Yes
907370940	2	1	Fixed	Refinance	Primary	ME	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
172285092	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
469116996	2	1	ARM	Refinance	Investment	IL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
361016136	2	1	Fixed	Refinance	Primary	NY	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
357771168	2	1	ARM	Refinance	Primary	NY	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
320445072	2	1	ARM	Refinance	Primary	NC	3	*** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	Assignee liability is unclear. A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
742268004	2	1	ARM	Purchase	Primary	MI	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
519529536	2	1	ARM	Refinance	Primary	KY			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
883659168	2	1	ARM	Refinance	Primary	IN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1	*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
649883028	2	1	ARM	Refinance	Primary	MI	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
685387440	2	1	ARM	Refinance	Primary	VA	2	*** (OPEN) Federal HELOC Brochure Provided: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

										*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
766583352	2	1	ARM	Refinance	Primary	LA	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

										*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
923837808	2	1	ARM	Purchase	Primary	GA	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Federal HELOC Brochure Provided: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2

										*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
819986880	2	1	ARM	Refinance	Primary	IN	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
848236428	2	1	ARM	Refinance	Primary	IN	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
837088200	2	1	ARM	Refinance	Primary	IN	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped are less than those disclosed in HELOC Agreement. Fees from HUD1, not signed or stamped used in any federal, state, and local high cost testing. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
692072316	2	1	ARM	Purchase	Investment	NC		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
334339272	2	1	ARM	Refinance	Primary	OH	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
909424692	2	1	ARM	Purchase	Investment	PA		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
837636996	2	1	ARM	Refinance	Primary	IN	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
287388504	2	1	ARM	Refinance	Primary	NY	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1

*** (CLEARED) Federal HELOC Interest Rate Match APR: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
153959688	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Line of Credit Closing Statement exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
177192912	2	1	ARM	Refinance	Primary	AZ		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
343097100	2	1	ARM	Refinance	Primary	OH	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
510121320	2	1	ARM	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
318886332	2	1	ARM	Refinance	Primary	IN	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
699862308	2	1	ARM	Refinance	Primary	IL	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
644377140	2	1	ARM	Refinance	Primary	AL	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

										*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
346315176	2	1	ARM	Refinance	Investment	CO			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
913663452	2	1	ARM	Refinance	Primary	PA	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
481297080	2	1	ARM	Refinance	Primary	IL	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006. - EV2

										*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
567916212	2	1	ARM	Refinance	Primary	KY	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
249791820	2	1	ARM	Refinance	Primary	NY	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
550939392	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
187121508	2	1	ARM	Refinance	Investment	AZ	2	*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment) - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
855978336	2	1	ARM	Refinance	Primary	WI	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Wisconsin Late Charge Grace Period Testing > $25,000: Note grace period less than minimum per state. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
249070716	2	1	ARM	Refinance	Investment	SC			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
259133304	2	1	ARM	Refinance	Primary	OH	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
616712244	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
365740164	2	1	ARM	Refinance	Primary	GA	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
804089724	2	1	ARM	Refinance	Primary	PA	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

										*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
781766376	2	1	ARM	Refinance	Primary	UT	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
987149544	2	1	ARM	Refinance	Investment	NJ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
452283600	2	1	ARM	Refinance	Investment	MA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
569585508	2	1	ARM	Refinance	Second Home	IL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
868495068	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
777889944	2	1	ARM	Refinance	Primary	NY	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
209638080	2	1	ARM	Refinance	Primary	KS	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/1999. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
409539264	2	1	ARM	Refinance	Primary	WI	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
532968564	2	1	ARM	Refinance	Primary	IA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
854103864	2	1	ARM	Refinance	Primary	NC	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
336881064	2	1	ARM	Refinance	Primary	NC	3	*** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
122524932	2	1	ARM	Refinance	Primary	NC	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
663630816	2	1	ARM	Refinance	Primary	PA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2003, prior to three (3) business days from transaction date of 11/XX/2003. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
890813436	2	1	ARM	Refinance	Primary	PA			2	*** (OPEN) TIL Right To Rescind - G-5 or H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The G-5 or H-8 form was used, the G-7 form should have been used. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
904777356	2	1	ARM	Refinance	Primary	MI	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
797979264	2	1	ARM	Refinance	Primary	MI	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
160293588	2	1	ARM	Refinance	Primary	PA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
941158248	2	1	ARM	Purchase	Primary	PA	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
838158900	2	1	ARM	Refinance	Primary	MI	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
557344260	2	1	ARM	Refinance	Primary	IL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
285588060	2	1	ARM	Refinance	Primary	CO	2	*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

										*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
162400788	2	1	ARM	Refinance	Primary	OH	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
168729372	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
832474728	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
436497996	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
677487168	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
576390180	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
959557356	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
531378744	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
311883456	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
661917696	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Title Evidence is not a standard policy. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
280476588	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
247821732	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
966126972	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
776577216	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
168493260	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
713948736	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
521477712	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
687529836	2	1	Fixed	Refinance	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
594276228	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
149594016	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
613955316	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
485437452	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
923173476	2	2	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

										*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
875329620	2	1	Fixed	Refinance	Primary	SC	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Stated Value not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
920844828	2	2	Fixed	Refinance	UTD	PA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
592688724	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
913729404	2	2	Fixed	Refinance	Primary	ID	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) ID RMPA Lock-In/Float Disclosure - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The Residential Mortgage Practices Act does not appear to provide for assignee liability.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
995302800	2	1	Fixed	Refinance	Primary	AR	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
183242088	2	2	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
429482820	2	2	Fixed	Refinance	Primary	OK	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Documents: Missing other financing information.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
847869900	2	1	Fixed	Refinance	Primary	NJ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
140794560	2	2	Fixed	Refinance	Primary	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
138643200	2	1	Fixed	Refinance	Primary	KS	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Value Used For LTV/CLTV Not Provided: Unable to determine LTV or CLTV due to missing information. State compliance testing is unreliable. - EV3

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	N/A
689142360	2	2	ARM	Refinance	Primary	NY	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
601485396	2	2	ARM	Refinance	Primary	CT	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

										*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
729510240	2	2	Fixed	Purchase	Primary	NJ		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
922023096	2	2	Fixed	Refinance	Primary	CA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
126594936	2	2	ARM	Purchase	Primary	CT	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
838929804	2	2	Fixed	Purchase	Primary	IL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
578016648	2	2	ARM	Refinance	Primary	HI	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - G-5 or H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The G-5 or H-8 form was used, the G-7 form should have been used. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
435181284	2	2	ARM	Refinance	Primary	CA	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal HELOC Index Obtained: Truth in Lending Act (HELOC): Credit plan contains an index that cannot be independently obtained by the borrower. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2

										*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
504948096	2	2	ARM	Refinance	Primary	CA	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
624182244	2	2	Fixed	Purchase	Second Home	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	3	*** (OPEN) Late Charge Type Missing: Late Charge Type was not provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

										*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
276125064	2	2	ARM	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
252999936	2	2	ARM	Refinance	Investment	AZ			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
902315244	2	2	Fixed	Purchase	Primary	TX			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
559955184	2	2	ARM	Purchase	Primary	NJ	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
772769508	2	2	Fixed	Refinance	Primary	NY			1			Yes	RA	A	A	A	A	Yes	No	No	No
742529952	2	2	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
635074500	2	2	Fixed	Refinance	Primary	NJ		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
481045092	2	2	Fixed	Purchase	Primary	TX	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
628197120	2	2	Fixed	Purchase	Primary	UT	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

										*** (OPEN) Utah Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
228504312	2	2	Fixed	Purchase	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
158005440	2	2	ARM	Refinance	Primary	NY	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
270696864	2	2	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
903664824	2	2	Fixed	Refinance	Primary	NY		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
676320852	2	2	Fixed	Refinance	Primary	NJ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
394227756	2	2	Fixed	Purchase	Primary	NJ	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
865978176	2	2	Fixed	Refinance	Primary	NJ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
964113060	2	2	Fixed	Refinance	Primary	NJ	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
123190260	2	2	Fixed	Refinance	Primary	AZ		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
978565020	2	2	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
335832276	2	2	Fixed	Purchase	Primary	NY			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
514252728	2	2	Fixed	Purchase	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
787569072	2	2	Fixed	Purchase	Primary	NJ	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
488382624	2	2	Fixed	Refinance	Primary	MI	2	*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

										*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
920579892	2	2	ARM	Refinance	Primary	IL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
740770368	2	2	Fixed	Purchase	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	3	*** (OPEN) HUD Error: Contract sales price is blank. - EV3

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
942615396	2	2	Fixed	Purchase	Primary	CT		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
394714800	2	2	Fixed	Refinance	Primary	CA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
693773760	2	2	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
675788988	2	2	Fixed	Refinance	Primary	AL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
225772284	2	2	Fixed	Refinance	Primary	VA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
879909228	2	2	ARM	Refinance	Second Home	HI	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
518767596	2	2	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
945888252	2	2	Fixed	Refinance	Primary	VA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
921095820	2	2	Fixed	Refinance	Primary	PA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
103490376	2	2	Fixed	Purchase	Primary	KS		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
960440808	2	2	Fixed	Purchase	Primary	NY			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
713971440	2	2	ARM	Purchase	Primary	IL	2	*** (OPEN) Federal HELOC Brochure Provided: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
406181748	2	2	Fixed	Refinance	Primary	CT		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
762838392	2	2	Fixed	Refinance	Primary	CT	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
606536112	2	2	Fixed	Refinance	Primary	NJ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
751569936	2	2	Fixed	Purchase	Primary	NY		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
427904508	2	2	ARM	Refinance	Primary	IL	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal HELOC Fees Overdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 are less than those disclosed in HELOC Agreement. Fees from Final HUD1 used in any federal, state, and local high cost testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
491840736	2	2	Fixed	Refinance	Primary	AZ		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
444137316	2	2	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
776840160	2	2	Fixed	Refinance	Primary	MA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.	Yes	RB	B	B	B	B	Yes	No	No	No
459065364	2	2	Fixed	Refinance	Primary	CT	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1

*** (CLEARED) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1

										*** (CLEARED) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
205202892	2	2	Fixed	Refinance	Primary	NY		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
491216244	2	2	Fixed	Purchase	Primary	NY	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
152328240	2	2	Fixed	Refinance	Primary	UT		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	No
711336228	2	2	Fixed	Refinance	Primary	MI	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
498951180	2	2	ARM	Refinance	Primary	HI	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
751715064	2	2	Fixed	Refinance	Primary	MD	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
536464524	2	2	Fixed	Refinance	Primary	RI	3	*** (OPEN) Rhode Island Application Disclosure: Unable to determine if the Home Loan Application Disclosure was provided to the borrower due to missing information. - EV3

*** (OPEN) Rhode Island Application Disclosure Signed: Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not properly executed. - EV3

*** (OPEN) Rhode Island Home Loan Disclosure: Unable to test Mortgage disclosure due to missing information. - EV3

*** (OPEN) Rhode Island Home Loan Disclosure Signed: Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans Disclosure not properly executed. - EV3

*** (OPEN) Rhode Island TNB Disclosure Signed: Rhode Island Home Loan: Tangible Net Benefit Disclosure not properly executed. - EV3

*** (OPEN) Rhode Island TNB Disclosure: Unable to test due to missing Tangible Net Benefit Disclosure information. - EV3

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2	A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)	Yes	RC	C	C	C	C	Yes	No	No	No
646500612	2	2	Fixed	Refinance	Primary	OR	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
635270712	2	2	Fixed	Refinance	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	No	No	No
961706724	2	2	Fixed	Refinance	Primary	NY	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	Yes	No	No	No
877258872	2	2	Fixed	Purchase	Primary	NY		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
769023552	2	2	ARM	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal HELOC Fees Underdisclosed: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
796616736	2	2	Fixed	Refinance	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	No	No	No
250179264	2	2	Fixed	Refinance	Primary	MN	3	*** (OPEN) Minnesota Subprime Threshold Test - Compliant: Minnesota Subprime Loan: APR on subject loan of 10.07173% or Final Disclosure APR of 10.12100% is in excess of allowable threshold of USTreasury 5.0000% + 5%, or 10.00000%. Compliant Subprime Loan. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2	Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
503299716	2	2	Fixed	Refinance	Primary	MN	2	*** (OPEN) Minnesota Special Mortgage Refi: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
847966080	2	2	Fixed	Purchase	Primary	NY	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
368079768	2	2	Fixed	Refinance	Primary	UT	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
359944440	2	2	Fixed	Purchase	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	3	*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) HUD Error: Disbursement date is earlier than note date. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

										*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
356433540	2	2	Fixed	Refinance	Primary	VA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										*** (OPEN) Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
350214516	2	2	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
342410856	2	2	Fixed	Refinance	Primary	ME	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
801397536	2	2	ARM	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
592428768	2	2	ARM	UTD	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
560292828	2	2	ARM	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
278147940	2	2	ARM	Refinance	Primary	NJ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) New Jersey Home Loan Late Charge: New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - G-5 or H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The G-5 or H-8 form was used, the G-7 form should have been used. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Signed Date: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan. Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains.	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
637105344	2	2	ARM	UTD	Primary	MA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
457257624	2	2	Fixed	Refinance	Primary	OR	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
690331584	2	2	Fixed	Refinance	Primary	MD	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
698372061	2	2	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
359428512	2	2	Fixed	Refinance	Primary	IN	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
683461176	2	2	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2	There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
963291360	2	2	Fixed	Refinance	Primary	PA	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
616756068	2	2	Fixed	Refinance	Primary	CT	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Error: Final TIL signed by all required parties is blank. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
783753396	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
910473480	2	1	Fixed	Refinance	Primary	WI		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
933109572	2	1	Fixed	Refinance	Primary	OH			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
731043084	2	1	Fixed	Refinance	Primary	IN	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2002. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
186057780	2	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
792568296	2	1	Fixed	Refinance	Primary	OH	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004. - EV2

										*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
625274988	2	1	ARM	Purchase	Primary	CA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
222083100	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
434982600	2	1	Fixed	Refinance	Primary	LA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
644809404	2	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	There is no Assignee Liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
192414252	2	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
440309688	2	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										*** (CLEARED) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV1	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
689551038	2	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
912763481	2	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
979172580	2	1	ARM	Refinance	Primary	MI	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
592132956	2	1	ARM	Refinance	Investment	OK		*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
657973680	2	1	Fixed	Purchase	Primary	PA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
959641020	2	1	Fixed	Purchase	Primary	TX			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
346954608	2	1	Fixed	Refinance	Primary	VA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

										*** (OPEN) Virginia MLBA Broker Notice: Unable to determine if broker received compensation without disclosure due to missing information. - EV2	The secondary market purchase of a loan does not trigger coverage of the statute.	Yes	RB	B	B	B	B	Yes	No	No	N/A
695169156	2	1	Fixed	Refinance	Primary	FL	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

										*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1		Yes	RB	B	B	B	B	Yes	No	No	No
863585784	2	1	Fixed	Refinance	Primary	MS	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) Mississippi Late Charge Percent and Amount Testing > $100,000: Note late charge exceeds maximum per state. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2

										*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1	There is no Assignee Liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
379811652	2	1	Fixed	Refinance	Primary	VA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2

*** (CLEARED) Unable to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV1

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Document: HUD-1 Addendum not provided - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

										*** (CLEARED) Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV1	The secondary market purchase of a loan does not trigger coverage of the statute.	Yes	RB	B	B	B	B	Yes	No	No	N/A
408676728	2	1	Fixed	Refinance	Primary	CA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

										*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1		Yes	RD	D	D	D	D	Yes	No	No	No
894860184	2	1	Fixed	Refinance	Primary	AZ	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1		Yes	RB	B	B	B	B	Yes	No	No	N/A
224349000	2	1	Fixed	Refinance	Primary	GA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1		Yes	RB	B	B	B	B	Yes	No	No	No
345937692	2	1	Fixed	Refinance	Primary	NC	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
375628452	2	1	Fixed	Refinance	Primary	GA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Georgia HL Arbitration Clause: Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained. The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
769369224	2	1	Fixed	Refinance	Primary	AL	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2001. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2001, prior to three (3) business days from transaction date of 08/XX/2001. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
158727540	2	1	Fixed	Refinance	Primary	NC	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

										*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1		Yes	RB	B	B	B	B	Yes	No	No	No
462454752	2	1	Fixed	Refinance	Primary	MI	*** (CLEARED) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
504048708	2	1	Fixed	Refinance	Primary	GA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
594930720	2	1	Fixed	Refinance	Primary	IL	*** (CLEARED) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
532348056	2	1	Fixed	Refinance	Primary	FL	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) RTC Executed: TILA - Right To Cancel: Loan file contains evidence consumer rescinded loan. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
240799932	2	1	Fixed	Refinance	Primary	MO	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
890684952	2	1	Fixed	Refinance	Primary	FL	*** (CLEARED) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1		Yes	RB	B	B	B	B	Yes	No	No	No
508687080	2	1	Fixed	Refinance	Primary	WI	*** (CLEARED) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2

*** (CLEARED) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV1

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
292218432	2	1	ARM	Refinance	Primary	IL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
540966444	2	1	ARM	Refinance	Primary	SC	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
107345892	2	1	ARM	Purchase	Primary	NY	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
893096268	2	1	Fixed	Refinance	Primary	AZ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2

*** (CLEARED) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV1

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1	TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
829369200	2	1	Fixed	Refinance	Primary	GA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1 *** (CLEARED) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
448072512	2	1	Fixed	Refinance	Primary	FL	*** (CLEARED) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2

*** (CLEARED) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV1

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

										*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
152307324	2	1	Fixed	Refinance	Primary	MD	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
149638044	2	1	Fixed	Refinance	Primary	AZ	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

										*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
848266068	2	1	Fixed	Refinance	Primary	CA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2

*** (CLEARED) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV1

*** (CLEARED) Broker Initial Disclosure Date: Unable to determine evidence of Initial Application Date from the Broker's Initial Disclosure due to missing information. - EV1

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
660001392	2	1	Fixed	Refinance	Primary	UT	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
844204620	2	1	Fixed	Refinance	Primary	NJ	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

										*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
595015380	2	1	Fixed	Refinance	Primary	WA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Washington Itemized Disclosure: Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											The Act does not appear to provide for assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
774431832	2	1	ARM	Refinance	Primary	AZ	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
687881424	2	1	Fixed	Refinance	Primary	MD	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
150912924	2	1	Fixed	Refinance	Primary	MO	2	*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
323487060	2	1	Fixed	Refinance	Primary	OR	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
583689864	2	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
911807124	2	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
446689068	2	1	Fixed	Refinance	Primary	PA	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
335799408	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

										*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
947263728	2	1	ARM	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
568242900	2	1	ARM	UTD	UTD	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

										*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
370030932	2	1	ARM	Refinance	Primary	CO	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
419905632	2	1	Fixed	Refinance	Primary	NJ	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	There is no Assignee Liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
646194840	2	1	Fixed	Refinance	Primary	MD			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
258741876	2	1	Fixed	UTD	UTD	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Interest Rate Match APR: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate. - EV2

*** (OPEN) Federal HELOC Billing Rights Disclosure Missing: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Tax Advisor Statement: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	N/A	N/A	N/A
158896860	2	1	ARM	Purchase	Primary	IL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Not Provided - Purchase HELOC: Notice of Right to Cancel was not provided for HELOC Residential Mortgage Transaction. Notice of Right to Cancel must be provided prior to each subsequent draw. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

										*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
854362824	2	1	Fixed	UTD	Primary	NV	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
779623980	2	2	ARM	Refinance	Primary	NJ	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3	*** (OPEN) New Jersey Home Loan Late Charge: New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2	Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan. Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
664972428	2	1	Fixed	Purchase	Primary	CA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
832947828	2	1	Fixed	Refinance	Primary	OH	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
380552676	2	1	Fixed	Refinance	Primary	MS	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) Mississippi Late Charge Percent and Amount Testing > $100,000: Note late charge exceeds maximum per state. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
684285864	2	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
318707052	2	1	Fixed	Refinance	Primary	NV	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
378211080	2	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
121409412	2	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
611475540	2	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
843694668	2	1	Fixed	Refinance	Primary	WI	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
827091348	2	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
316518840	2	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
611000184	2	1	ARM	Purchase	Second Home	FL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
707466768	2	1	Fixed	Refinance	Primary	IA	2	*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

										*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
379341540	2	1	Fixed	Refinance	Primary	AZ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
530874972	2	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
816067354	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
707915964	2	1	ARM	Refinance	Primary	IL	2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2

										*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
151919880	2	1	ARM	Purchase	Primary	IL	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
884995800	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
343696692	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
971411748	2	1	ARM	Purchase	Second Home	NY			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
467558256	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2

										*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
803920404	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
320765784	2	1	ARM	Refinance	Primary	CA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
209166972	2	1	ARM	Refinance	Primary	PA	2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
641514636	2	1	Fixed	Purchase	Primary	NY	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
592599084	2	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
496945236	2	1	ARM	Purchase	Primary	MN			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
111618732	2	1	Fixed	Refinance	Primary	AZ			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
843050256	2	1	Fixed	Refinance	Primary	OH			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2000. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
794368224	2	1	Fixed	Refinance	Primary	LA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/1999. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
327854316	2	1	Fixed	Refinance	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2000. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2000, prior to three (3) business days from transaction date of 09/XX/2000. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
185551812	2	1	Fixed	Refinance	Primary	OH		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
804567816	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
899945760	2	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

										*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
864152508	2	1	Fixed	Refinance	Primary	TX	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
673333841	2	1	ARM	Refinance	Primary	OH	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
926774016	2	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
199424100	2	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
373600596	2	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
457296468	2	1	Fixed	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2		Yes	RD	D	D	D	D	Yes	No	No	No
348332076	2	2	Fixed	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
188811720	2	2	Fixed	Refinance	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
568809624	2	2	Fixed	Purchase	Primary	CT	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
565442148	2	2	Fixed	Refinance	Primary	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
547094832	2	1	Fixed	Refinance	Primary	NJ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	3	*** (OPEN) New Jersey Home Loan Late Charge: New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2	Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan. Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	No
600146772	2	2	Fixed	Purchase	Primary	NY	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
951960864	2	2	Fixed	Refinance	Primary	IL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
619350648	2	2	Fixed	Refinance	Primary	NY	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
607765176	2	2	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
687463104	2	2	Fixed	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
988677408	2	2	Fixed	Refinance	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
175189428	2	2	Fixed	Refinance	Primary	NY	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
514279428	2	2	Fixed	Refinance	Primary	MD	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
426170472	2	2	Fixed	Refinance	Primary	NV			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
759464046	2	2	Fixed	Purchase	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
159993600	2	2	Fixed	Refinance	Primary	NY	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
879621384	2	2	Fixed	Purchase	Primary	FL	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
102415692	2	2	Fixed	Refinance	Primary	VA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
329586816	2	2	Fixed	Refinance	Primary	WA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
706847256	2	2	Fixed	Refinance	Primary	NY	3	*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of xxx% or Final Disclosure APR of xxx% is in excess of allowable threshold of APOR xxx% + xxx%, or xxx%. Compliant Higher Priced Mortgage Loan. - EV3

*** (OPEN) Last Date Rate Set Not Provided: Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2010. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Payment: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Interest Rate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 - GFE vs HUD Block 8: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2010, prior to three (3) business days from transaction date of 03/XX/2010. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
560935248	2	2	Fixed	Purchase	Primary	TX		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
409391856	2	2	Fixed	Refinance	Primary	CT	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
665554092	2	1	Fixed	Refinance	Primary	MI			2	*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
658875912	2	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
140028636	2	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
145707828	2	1	Fixed	Refinance	Primary	AL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
405111048	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
934403376	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
711609132	2	1	Fixed	Refinance	Primary	TN	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
194134344	2	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Georgia HL Arbitration Clause: Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004. - EV2	Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained. The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
557610600	2	1	Fixed	Refinance	Primary	SC			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
735770568	2	1	ARM	Purchase	Primary	CA			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
809388444	2	1	ARM	Refinance	Primary	MI	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
757551624	2	1	Fixed	Refinance	Primary	KY			2	*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
249659352	2	1	ARM	Purchase	Primary	PA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
611017116	2	1	Fixed	Refinance	Primary	OK			1			Yes	RA	A	A	A	A	Yes	No	No	No
602734380	2	1	Fixed	Refinance	Primary	PA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
441416244	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
562543788	2	1	Fixed	Purchase	Primary	NY	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
379419228	2	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
866704260	2	1	Fixed	Refinance	Primary	FL	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
460001604	2	1	Fixed	Refinance	Primary	PA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
782059200	2	1	Fixed	Refinance	Primary	IL	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
277865076	2	1	Fixed	Refinance	Primary	AZ	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2

*** (OPEN) Broker Initial Disclosure Date: Unable to determine evidence of Initial Application Date from the Broker's Initial Disclosure due to missing information. - EV1

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
991294896	2	1	Fixed	Refinance	Primary	MO	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
976747320	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1		Yes	RB	B	B	B	B	Yes	No	No	No
729733344	2	1	Fixed	Refinance	Primary	FL	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
196415184	2	1	Fixed	Refinance	Primary	TX	*** (CLEARED) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2

*** (CLEARED) Texas Cash-out No Value Provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV1

*** (CLEARED) Texas Cash-out Fair Market Acknowledgment: Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV1

*** (CLEARED) Texas Cash-out Unable to Determine Acreage: Texas Constitution Section 50(a)(6): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV1

*** (CLEARED) Texas Cash-out Itemized Disclosure Status Test: Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV1

*** (CLEARED) Texas Cash-out Unable to Determine Closing Location: Texas Constitution Section 50(a)(6): Unable to determine if loan was closed an an authorized location due to missing documentation. - EV1

*** (CLEARED) Texas Cash-out Borrower Received Copies Of All Documents: Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing. - EV1

*** (CLEARED) Texas Cash-out Unable to Determine Agriculture: Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV1

*** (CLEARED) Texas Cash-out Rescission Period Test: Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information. - EV1

*** (CLEARED) Texas Cash-out Disclosure of Texas Home Equity Loan Test: Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan. - EV1

*** (CLEARED) Texas Cash-out Extension of Credit Disclosure: Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit. - EV1

*** (CLEARED) Texas Cash-out Spousal Written Consent: Texas Constitution Section 50(a)(6): Lien was created without consent of all owners and owner's spouse(s). - EV1

*** (CLEARED) Texas Cash-out Appraisal Not Used for CLTV Calculation: No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1	TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
667585932	2	1	Fixed	Refinance	Primary	FL	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1		Yes	RB	B	B	B	B	Yes	No	No	No
652457688	2	1	Fixed	Refinance	Primary	CA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
266016660	2	1	Fixed	Refinance	Primary	AL	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
800019072	2	1	Fixed	Refinance	Primary	CO	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2

*** (CLEARED) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV1

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
241831788	2	1	Fixed	Refinance	Primary	KS	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Value Used For LTV/CLTV Not Provided: Unable to determine LTV or CLTV due to missing information. State compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	N/A
537079056	2	1	Fixed	Refinance	UTD	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
903220608	2	1	Fixed	Refinance	Primary	MN	*** (CLEARED) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
483574932	2	1	Fixed	Refinance	Primary	GA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
496699224	2	1	Fixed	Refinance	Primary	CA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1	TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
859915524	2	1	Fixed	Refinance	Primary	OH	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

										*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1		Yes	RB	B	B	B	B	Yes	No	No	No
393782544	2	1	Fixed	Refinance	Primary	NH	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
747048804	2	1	ARM	Refinance	Primary	CA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
606426552	2	1	Fixed	Refinance	Primary	NC	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

										*** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
871765128	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
702493740	2	1	ARM	Purchase	Primary	DC			2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
729225384	2	1	ARM	Purchase	Primary	AZ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Federal HELOC Interest Rate Match APR: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate. - EV2

*** (OPEN) Federal HELOC Billing Rights Signed Date: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

										*** (OPEN) Federal HELOC Important Terms Status: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	N/A	N/A	N/A
636433044	2	1	ARM	UTD	UTD	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Interest Rate Match APR: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate. - EV2

*** (OPEN) Federal HELOC Brochure Status: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
873122484	2	1	ARM	Refinance	Primary	AZ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (CLEARED) Missing Document: Incomplete loan images/file - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
414337992	2			UTD	UTD	TX			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	UTD		N/A	N/A
942512808	2								3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No	RD	D	D	D	D	UTD		N/A	N/A
459941844	2					CA			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No	RD	D	D	D	D	UTD		N/A	N/A
167419632	2	1	ARM	Refinance	Primary	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Federal HELOC Brochure Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (CLEARED) Missing Document: Incomplete loan images/file - EV1	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
750417276	2			UTD	UTD	AZ			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No	RD	D	D	D	D	UTD		N/A	N/A
339778428	2	1	ARM	Purchase	Primary	NY	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
358768164	2	1	ARM	Refinance	Primary	NY	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
639748728	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2003, prior to three (3) business days from transaction date of 01/XX/2003. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
914447520	2	1	Fixed	Refinance	Primary	AR	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
339827232	2			UTD	UTD				3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No	RD	D	D	D	D	UTD		N/A	N/A
555077796	2	1	Fixed	Refinance	Primary	LA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
453348324	2	1	Fixed	Refinance	Primary	CO	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
221730516	2	1	Fixed	Refinance	Primary	MD			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
404234568	2	1	Fixed	Refinance	Primary	MD	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
910549176	2	1	Fixed	Refinance	Primary	MN	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
261889524	2	1	Fixed	Refinance	Primary	CT	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
551473248	2	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
954482736	2	1	Fixed	Refinance	Primary	SC	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
681154440	2	1	Fixed	Refinance	Primary	IA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
837222660	2	1	Fixed	Refinance	Primary	NJ	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
539516268	2	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
567508848	2	1	Fixed	Refinance	Primary	VA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2

										*** (OPEN) Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
293985336	2	1	Fixed	Refinance	Primary	KS	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2	There is no Assignee Liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
746570724	2	1	Fixed	Refinance	Primary	PA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
293314032	2	1	Fixed	Refinance	Primary	UT			1			Yes	RA	A	A	A	A	Yes	No	No	No
732015180	2	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
267729780	2	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
796255188	2	1	Fixed	Refinance	Investment	IL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
890464380	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
609704388	2	1	Fixed	Refinance	Primary	OR			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
461732652	2	1	Fixed	Refinance	Primary	NJ	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
330010656	2	1	Fixed	Purchase	Primary	NV	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
890195916	2	1	ARM	Refinance	Primary	CA	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
493880244	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2	There is no Assignee Liability. TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
380356464	2	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 12/XX/2008. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
791788128	2	1	Fixed	Refinance	Primary	MI	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
328568448	2	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
258915180	2	1	Fixed	Purchase	Primary	AL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2

										*** (OPEN) Broker Initial Disclosure provided date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date.: Disclosure: Broker Initial Disclosure - EV1		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
282565200	2	1	Fixed	Refinance	Primary	AL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
403901904	2	1	Fixed	Refinance	Primary	OH	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
361730268	2	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
661636824	2	1	Fixed	Refinance	Primary	PA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

										*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
953449884	2	1	Fixed	Refinance	Primary	TX	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
488908512	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
492426384	2	2	Fixed	Purchase	Primary	NY	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

										*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
313304748	2	2	Fixed	Purchase	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
884507760	2	2	Fixed	Refinance	Primary	IL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	No
854714412	2	2	Fixed	Refinance	Primary	CA			3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	Yes	No	No	No
663458508	2	2	Fixed	Refinance	Primary	NY	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
203091372	2	2	Fixed	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
986363700	2	2	Fixed	Purchase	Primary	NY	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
918805020	2	2	Fixed	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
903793308	2	2	Fixed	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
629795700	2	2	Fixed	Refinance	Primary	MD	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
343518408	2	2	Fixed	Refinance	Primary	MD			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
467548296	2	2	Fixed	Refinance	Primary	PA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
943387296	2	2	Fixed	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
182369592	2	2	Fixed	Refinance	Primary	NY	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
738984192	2	2	Fixed	Refinance	Primary	WA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
818767248	2	2	Fixed	Refinance	Primary	DE	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Delaware Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
358685652	2	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
283043280	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
791682552	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
471042264	2	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
446261784	2	1	ARM	Refinance	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
282588696	2	1	ARM	Refinance	Second Home	FL	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
442268820	2	1	ARM	Purchase	Primary	CA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
459764556	2	1	ARM	Purchase	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
437546784	2	1	ARM	Purchase	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/1998. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
330520608	2	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
362583840	2	1	ARM	Refinance	Primary	CA	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
117495300	2	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	Yes	No	No	N/A
828847296	2	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
400879044	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
139051560	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
933936252	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
172462380	2	1	ARM	Refinance	Primary	WA	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2	There is no Assignee Liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RD	D	D	D	D	Yes	No	No	N/A
165394764	2	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
904809228	2	1	ARM	Refinance	Primary	AZ	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
422262168	2	1	ARM	Refinance	Primary	CA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
492790716	2	1	ARM	Purchase	Primary	CA	3	*** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
237554964	2	1	ARM	Purchase	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
270416988	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
494582724	2	1	ARM	Refinance	Primary	OR	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
143921004	2	1	ARM	Refinance	Primary	MA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
459182892	2	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
428812860	2	1	ARM	Refinance	Second Home	UT	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
739924416	2	1	ARM	Construction-Permanent	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
724637808	2	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
977195520	2	1	ARM	Refinance	Primary	CA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
521779128	2	1	ARM	Refinance	Primary	AZ	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	There is no Assignee Liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
619383516	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
981363780	2	1	ARM	Purchase	Primary	MD	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
926043948	2	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
904449672	2	1	ARM	Purchase	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/1999. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
841574184	2	1	ARM	Purchase	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
451349352	2	1	ARM	Purchase	Second Home	HI	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
136121328	2	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
276101160	2	1	ARM	Refinance	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
922693404	2	1	Fixed	Refinance	Primary	WI	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
345634908	2	1	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/1992. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
376509912	2	1	Fixed	Purchase	Primary	IL			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
718461612	2	1	Fixed	Purchase	Primary	OH			1	*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1991 used as disbursement date for compliance testing. - EV1		Yes	RA	A	A	A	A	No	N/A	N/A	N/A
292200504	2	1	Fixed	Purchase	Primary	OH	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1993 used as disbursement date for compliance testing. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
176705340	2	1	Fixed	Purchase	Primary	GA	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/1993. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
607701432	2	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
260185080	2	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/1995. - EV2

										*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
500174268	2	1	Fixed	Purchase	Primary	TX			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
862728228	2	1	Fixed	Purchase	Primary	NY			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
825591372	2	1	Fixed	Refinance	Primary	NV			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
721636860	2	1	ARM	Purchase	Primary	VA	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/1993 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/1993. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
216666852	2	1	Fixed	Purchase	Primary	PA	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1992 used as disbursement date for compliance testing. - EV2

										*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/1992 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/1992. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
267334368	2	1	Fixed	Purchase	Primary	IL		*** (OPEN) Valuation Error: APN Number not provided. - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
979513212	2	1	Fixed	Purchase	Primary	CO			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
541594920	2	1	Fixed	Refinance	Primary	GA	*** (OPEN) Security Instrument is not signed by borrower(s). - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
144494220	2	1	ARM	Purchase	Primary	OH	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/1996. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
555029964	2	1	Fixed	Purchase	Primary	TX			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
867893484	2	1	Fixed	Purchase	Primary	NC			2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
334360188	2	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/1997. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
521952804	2	1	Fixed	Purchase	Primary	TX			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
975760961	2	1	Fixed	Purchase	Primary	GA	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/1998. - EV2		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
127106532	2	1	ARM	Refinance	Primary	NJ	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
905763768	2	1	Fixed	Purchase	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/1998. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
276431832	2	1	Fixed	Refinance	Primary	IA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
957992640	2	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/1998. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
905103048	2	1	Fixed	Refinance	Primary	WA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
400199772	2	1	Fixed	Purchase	Primary	OH			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
963755496	2	1	Fixed	Construction-Permanent	Primary	TX			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
126011928	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Appraisal not provided - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	Yes	No	No	N/A
405885936	2	1	Fixed	Refinance	Primary	NV		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
173487264	2	1	Fixed	Refinance	Primary	IN	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2001. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
197097444	2	1	Fixed	Refinance	Primary	OH	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
527641956	2	1	Fixed	Purchase	Primary	MI		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
291066060	2	1	Fixed	Refinance	Second Home	WI		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
116712276	2	1	Fixed	Refinance	Primary	TX	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2002. - EV2

										*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
768362208	2	1	Fixed	Refinance	Primary	AZ			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
673473288	2	1	Fixed	Refinance	Primary	SC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
569986896	2	1	Fixed	Purchase	Primary	CA			3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
726871836	2	1	Fixed	Refinance	Primary	GA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
230817024	2	1	Fixed	Refinance	Primary	NC			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
146499648	2	1	Fixed	Refinance	Primary	OR	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
442498896	2	1	Fixed	Refinance	Primary	AZ			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
856611792	2	1	Fixed	Refinance	Primary	NJ			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
586664916	2	1	Fixed	Refinance	Primary	IN	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2001. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
568890300	2	1	Fixed	Refinance	Primary	NC	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2001. - EV2

										*** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
754984932	2	1	Fixed	Refinance	Primary	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2001. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
809313744	2	1	Fixed	Refinance	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2001. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
592131960	2	1	Fixed	Purchase	Primary	NC			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
278583192	2	1	Fixed	Refinance	Primary	NC			1			Yes	RA	A	A	A	A	Yes	No	No	No
765069396	2	1	Fixed	Refinance	Investment	NC			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
349858944	2	1	Fixed	Purchase	Primary	IL	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2002. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
168555072	2	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
677084784	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002. - EV2

										*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
777342258	2	1	Fixed	Purchase	Primary	OH			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
753676188	2	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
298076904	2	1	Fixed	Refinance	Primary	PA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

										*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2		Yes	RD	D	D	D	D	Yes	No	No	No
901197732	2	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
166806096	2	1	Fixed	Refinance	Primary	MN			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
791819004	2	1	Fixed	Purchase	Second Home	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
154352112	2	1	Fixed	Refinance	Primary	WA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
914767236	2	1	Fixed	Refinance	Primary	MI			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
503466048	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002. - EV2

										*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
693382332	2	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
241553904	2	1	Fixed	Refinance	Primary	TX	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
633293652	2	1	ARM	Purchase	Primary	MI	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
918882708	2	1	Fixed	Purchase	Primary	WA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
888088380	2	1	Fixed	Refinance	Primary	MD	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
903201684	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
132294708	2	1	Fixed	Refinance	Primary	MO		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
161693532	2	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
756369744	2	1	Fixed	Refinance	Primary	MO	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
330533556	2	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
661942596	2	1	Fixed	Purchase	Primary	NY		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
589003524	2	1	ARM	Purchase	Primary	SC		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
556753044	2	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
661448580	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
871547808	2	1	Fixed	Refinance	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
504103488	2	1	Fixed	Purchase	Primary	MI		*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
710428872	2	1	Fixed	Purchase	Primary	NE		*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
960223968	2	1	Fixed	Refinance	Primary	NY	3	*** (OPEN) Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	No
765056484	2	1	Fixed	Refinance	Primary	MO	*** (OPEN) Missing Document: Subordination Agreement not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
705798468	2	1	Fixed	Refinance	Investment	MO			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
915063396	2	1	Fixed	Refinance	Primary	MN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
212965716	2	1	Fixed	Refinance	Primary	MN			2	*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
499013928	2	1	Fixed	Refinance	Primary	WI			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
792527160	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
968406816	2	1	Fixed	Refinance	Primary	NY		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
991606644	2	1	Fixed	Refinance	Primary	CO		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
167704488	2	1	Fixed	Refinance	Primary	NV			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
981802020	2	1	Fixed	Refinance	Primary	NY			2	*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
431637516	2	1	Fixed	Purchase	Primary	TX	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
807349632	2	1	Fixed	Refinance	Primary	KY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
371637481	2	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
421629708	2	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
702210876	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
321559596	2	1	Fixed	Refinance	Primary	VA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Virginia MLBA Additional Compensation: Virginia Mortgage Lender and Broker Act: Mortgage broker has received compensation from the borrower other than that specified in the written agreement signed by the borrower. - EV2	The secondary market purchase of a loan does not trigger coverage of the statute.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
333743664	2	1	Fixed	Purchase	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
819858396	2	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
334159992	2	1	Fixed	Refinance	Primary	IN			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
953552472	2	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
348886044	2	1	Fixed	Refinance	Investment	IL	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
118647504	2	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
889064436	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Creditor Application Date Sourced from LOS Screen Shot Provided Date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date.: Disclosure: Creditor Application Date Sourced from LOS Screen Shot - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
665252304	2	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
858571920	2	1	Fixed	Refinance	Primary	TX			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
992160312	2	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
644162004	2	1	Fixed	Refinance	Primary	TN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
594946656	2	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
490018056	2	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002. - EV2

										*** (OPEN) Prepayment Penalty Discrepancy - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
816184152	2	1	Fixed	Purchase	Primary	MI			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
346046256	2	1	Fixed	Refinance	Primary	AZ	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
979619784	2	1	Fixed	Refinance	Primary	AR			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
416118840	2	1	Fixed	Refinance	Primary	MO		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
270838296	2	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
782091072	2	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
812992968	2	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
227620860	2	1	Fixed	Purchase	Primary	PA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
750888384	2	1	Fixed	Purchase	Primary	KS			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
725170991	2	1	Fixed	Purchase	Primary	SC			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
529558260	2	1	Fixed	Refinance	Primary	OH			1			Yes	RA	A	A	A	A	Yes	No	No	No
724671012	2	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

										*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
206989716	2	1	Fixed	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2

										*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2		Yes	RD	D	D	D	D	Yes	No	No	No
418220400	2	1	Fixed	Refinance	Primary	MN		*** (OPEN) Missing Document: Appraisal not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
543678252	2	1	Fixed	Refinance	Primary	OH	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
352761288	2	1	Fixed	Refinance	Primary	MN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
706253640	2	1	Fixed	Refinance	Primary	MA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
463102152	2	1	Fixed	Refinance	Primary	IL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
359393652	2	1	Fixed	Refinance	Primary	OH		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
682772688	2	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
981257208	2	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Appraisal not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
784654776	2	1	Fixed	Refinance	Primary	NJ			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
228596940	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
806710200	2	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
393849276	2	1	Fixed	Refinance	Primary	NV			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
942218988	2	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2

										*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
230733360	2	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
405670800	2	1	Fixed	Purchase	Primary	MN	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
471800220	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
494137512	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003. - EV2

										*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
841755456	2	1	Fixed	Purchase	Primary	NM	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
975895740	2	1	Fixed	Refinance	Primary	MO	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
249285852	2	1	Fixed	Refinance	Primary	NC	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RTC Error: Right to Cancel expiration date is blank. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Unable to test RTC expiration date due to missing information. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 05/XX/2003. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
455195904	2	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
434448228	2	1	Fixed	Refinance	Primary	OH			1			Yes	RA	A	A	A	A	Yes	No	No	No
943162272	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
394992684	2	1	Fixed	Purchase	Primary	MI			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
732644652	2	1	ARM	Refinance	Primary	NC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
727182588	2	1	Fixed	Purchase	Primary	VA	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
583665960	2	1	Fixed	Refinance	Primary	MI			2	*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
160026324	2	1	Fixed	Refinance	Primary	CT	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
727870884	2	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
297459384	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
493280268	2	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

										*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
588445764	2	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
912471456	2	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

										*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
535949592	2	1	Fixed	Purchase	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
394136124	2	1	Fixed	Refinance	Primary	OR		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
512539608	2	1	Fixed	Purchase	Primary	GA	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
590356092	2	1	ARM	Purchase	Primary	OR	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
627588564	2	1	ARM	Purchase	Primary	MI	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
741642516	2	1	ARM	Purchase	Primary	AL	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
891211836	2	1	ARM	Purchase	Primary	FL	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
325652160	2	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
288842988	2	1	Fixed	Refinance	Investment	AZ	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
607696452	2	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
145441896	2	1	Fixed	Purchase	Primary	AZ	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
421536084	2	1	Fixed	Purchase	Primary	IL	2	*** (OPEN) TIL APR Tolerance: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
883684068	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
960977652	2	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2003, prior to three (3) business days from transaction date of 11/XX/2003. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
134602428	2	1	Fixed	Purchase	Primary	MI			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
520856208	2	1	Fixed	Purchase	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
661487424	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
855288108	2	1	Fixed	Refinance	Primary	MN	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
949334412	2	1	Fixed	Purchase	Primary	NY			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
714796332	2	1	Fixed	Purchase	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2		Yes	RD	D	D	D	D	Yes	N/A	N/A	No
135606396	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
121500048	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
569929128	2	1	Fixed	Refinance	Primary	NY			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
197370348	2	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
760503768	2	1	Fixed	Refinance	Primary	NY	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
185558784	2	1	Fixed	Purchase	Primary	OH		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
124526891	2	1	ARM	Purchase	Primary	WA	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
922272096	2	1	ARM	Purchase	Primary	CO	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
224759352	2	1	Fixed	Purchase	Primary	CA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
667132752	2	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
844274340	2	1	Fixed	Refinance	Investment	TN			2	*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment) - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
799773061	2	1	Fixed	Refinance	Primary	MD			1			Yes	RA	A	A	A	A	Yes	No	No	No
849137808	2	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	Yes	No	No	No
314292780	2	1	ARM	Purchase	Primary	CA	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
459181632	2	1	Fixed	Purchase	Primary	MO	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
188992440	2	1	Fixed	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
144289524	2	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
290295156	2	1	Fixed	Purchase	Primary	MN			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
451178040	2	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
990360384	2	1	Fixed	Refinance	Investment	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
642073392	2	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
958764540	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

										*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
539178432	2	1	Fixed	Purchase	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
490242156	2	1	Fixed	Refinance	Primary	OH			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
219376968	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
192911256	2	1	Fixed	Purchase	Primary	AZ			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
299687436	2	1	Fixed	Refinance	Primary	PA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
688922244	2	1	ARM	Purchase	Primary	CO			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
563374452	2	1	ARM	Purchase	Primary	WI	2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
930108624	2	1	Fixed	Purchase	Primary	OH	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
295813992	2	1	Fixed	Construction-Permanent	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
639227820	2	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
790078992	2	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
228890841	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) TNB: There is not a documented tangible net benefit to the borrower for the new refinance of the subject property. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
181647492	2	1	Fixed	Refinance	Primary	NJ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
256879356	2	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
751711080	2	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
353412672	2	1	Fixed	Refinance	Primary	GA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
211110168	2	1	Fixed	Refinance	Primary	PA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

										*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
612046980	2	1	Fixed	Refinance	Primary	DE	*** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type. - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
831176940	2	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
780852048	2	1	Fixed	Refinance	Primary	MN	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
689919240	2	1	Fixed	Purchase	Primary	PA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
823288620	2	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
163393464	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
542653668	2	1	Fixed	Purchase	Primary	IN	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
688654320	2	1	Fixed	Refinance	Primary	MA		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	No
173082888	2	1	ARM	Refinance	Primary	CO			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
820240860	2	1	Fixed	Purchase	Primary	AZ	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
377445156	2	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
634580484	2	1	Fixed	Refinance	Primary	IN			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
640651104	2	1	Fixed	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
375421284	2	1	Fixed	Refinance	Primary	MA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
233384712	2	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
522271524	2	1	Fixed	Refinance	Primary	MO			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
330482760	2	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
859700388	2	1	Fixed	Purchase	Primary	IN			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
616875324	2	1	Fixed	Refinance	Primary	NY			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
963261468	2	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
908658768	2	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
895082292	2	1	ARM	Purchase	Primary	MN	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
504374400	2	1	Fixed	Construction-Permanent	Primary	TX	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
969205608	2	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
592840116	2	1	ARM	Purchase	Primary	VA			2	*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
463225656	2	1	ARM	Purchase	Primary	KY	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
799500156	2	1	ARM	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
724874856	2	1	ARM	Refinance	Primary	NC			2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
383537688	2	1	ARM	Refinance	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
688577628	2	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
986360712	2	1	Fixed	Construction-Permanent	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
300463320	2	1	Fixed	Purchase	Primary	TX			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
341803296	2	1	Fixed	Refinance	Primary	MN	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
300444396	2	1	ARM	Refinance	Primary	AZ	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
701171952	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. - EV2		Yes	RD	D	D	D	D	Yes	No	No	N/A
391071432	2	1	Fixed	Purchase	Primary	NY	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
504872400	2	1	Fixed	Refinance	Primary	CO			1			Yes	RA	A	A	A	A	Yes	No	No	No
587347176	2	1	Fixed	Refinance	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	No	No	No
893328336	2	1	Fixed	Refinance	Primary	GA	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Initial TIL not provided - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	No
517481760	2	1	ARM	Refinance	Primary	NC	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
196568568	2	1	ARM	Purchase	Investment	FL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
888610284	2	1	ARM	Purchase	Primary	KS	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
553277868	2	1	Fixed	Purchase	Primary	KS			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
701739768	2	1	Fixed	Purchase	Primary	WI		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
368185272	2	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
430974180	2	1	Fixed	Purchase	Primary	OH	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
720178716	2	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
308583708	2	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
187893408	2	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
125032860	2	1	Fixed	Refinance	Primary	MA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
501531816	2	1	Fixed	Purchase	Primary	MN			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
677740152	2	1	Fixed	Refinance	Primary	OH		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
296888124	2	1	ARM	Refinance	Primary	FL			2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
310100616	2	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
900744552	2	1	ARM	Refinance	Primary	KY	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
761249772	2	1	Fixed	Refinance	Primary	MA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
123827700	2	1	Fixed	Refinance	Primary	MA		*** (OPEN) Missing Document: Appraisal not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
744549840	2	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
212265528	2	1	Fixed	Refinance	Primary	NC			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
112669512	2	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
649899960	2	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
691406268	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2

										*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
664381800	2	1	ARM	Construction-Permanent	Primary	FL	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
939195132	2	1	Fixed	Refinance	Primary	CT			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
424849776	2	1	ARM	Refinance	Primary	OH	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
796608768	2	1	Fixed	Purchase	Primary	MT		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
395148060	2	1	Fixed	Refinance	Primary	GA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
455948880	2	1	Fixed	Refinance	Primary	GA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
876640356	2	1	Fixed	Refinance	Primary	MI			2	*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
360492240	2	1	Fixed	Refinance	Primary	NV			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
141800520	2	1	Fixed	Purchase	Primary	NJ			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
533867952	2	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
743503044	2	1	Fixed	Refinance	Primary	OK			1			Yes	RA	A	A	A	A	Yes	No	No	No
177137604	2	1	Fixed	Refinance	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
800925432	2	1	Fixed	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	No
192792288	2	1	Fixed	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

										*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2		Yes	RD	D	D	D	D	Yes	No	No	No
324212940	2	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
260389584	2	1	Fixed	Refinance	Primary	OH			1			Yes	RA	A	A	A	A	Yes	No	No	No
563603532	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Appraisal not provided - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	Yes	No	No	No
990215232	2	1	Fixed	Purchase	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
550747164	2	1	ARM	Refinance	Primary	CO	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
658773648	2	1	ARM	Refinance	Primary	NV	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
930777936	2	1	ARM	Refinance	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
900363984	2	1	ARM	Refinance	Investment	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
254722020	2	1	ARM	Refinance	Primary	MD	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
959614128	2	1	Fixed	Refinance	Primary	MS		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
911463540	2	1	Fixed	Refinance	Primary	DC			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
190297752	2	1	Fixed	Refinance	Primary	NC			1			Yes	RA	A	A	A	A	Yes	No	No	No
436071708	2	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	No
628798704	2	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
252357516	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
290963472	2	1	ARM	Purchase	Investment	AZ			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
241128612	2	1	ARM	Purchase	Second Home	NV	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
434354604	2	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
930293880	2	1	ARM	Purchase	Primary	MN	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
847803168	2	1	Fixed	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2

										*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
361727280	2	1	Fixed	Refinance	Primary	MI			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
389718864	2	1	Fixed	Construction-Permanent	Primary	WI			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
515393148	2	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
391604292	2	1	Fixed	Refinance	Primary	CO	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
692021796	2	1	Fixed	Refinance	Primary	MD	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
851073036	2	1	Fixed	Refinance	Primary	VA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
858759168	2	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Valuation Error: APN Number not provided. - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
987506112	2	1	Fixed	Refinance	Primary	MN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
789206496	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	There is no Assignee Liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
868297860	2	1	Fixed	Purchase	Primary	MI		*** (OPEN) Valuation Error: APN Number not provided. - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
966989508	2	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
358744122	2	1	Fixed	Purchase	Primary	UT		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
262362336	2	1	Fixed	Refinance	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
847383852	2	1	Fixed	Refinance	Primary	GA			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
503044740	2	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
336992616	2	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
375495984	2	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
301497168	2	1	Fixed	Refinance	Primary	NC			1			Yes	RA	A	A	A	A	Yes	No	No	No
363607728	2	1	Fixed	Purchase	Primary	GA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
577800516	2	1	ARM	Refinance	Primary	MI	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
710090232	2	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
951354855	2	1	Fixed	Purchase	Primary	CT	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
157072188	2	1	Fixed	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
785613924	2	1	Fixed	Refinance	Primary	IN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
995183280	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
517437936	2	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
497525904	2	1	ARM	Purchase	Primary	OR			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
144056460	2	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
199620312	2	1	Fixed	Refinance	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
840624996	2	1	Fixed	Purchase	Primary	AL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
700342380	2	1	Fixed	Purchase	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
966861324	2	1	Fixed	Purchase	Primary	TX			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
645699828	2	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
619882512	2	1	ARM	Refinance	Primary	NV	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
673981248	2	1	ARM	Refinance	Primary	MA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
823067508	2	1	Fixed	Purchase	Primary	OH	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
887564496	2	1	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
971807160	2	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
439281816	2	1	Fixed	Purchase	Primary	MA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
441500904	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
525754536	2	1	Fixed	Refinance	Primary	GA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
993026940	2	1	ARM	Refinance	Primary	MI	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
725677632	2	1	ARM	Purchase	Primary	MI	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
804267828	2	1	Fixed	Refinance	Investment	MO			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
578697912	2	1	Fixed	Refinance	Primary	MA		*** (OPEN) Missing Document: Appraisal not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
794553024	2	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
161936652	2	1	Fixed	Purchase	Investment	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
664174632	2	1	Fixed	Refinance	Primary	OR	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
520581312	2	1	Fixed	Refinance	Primary	OR			3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	Yes	No	No	N/A
307371576	2	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
876200124	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
879337524	2	1	Fixed	Purchase	Primary	VA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
959169912	2	1	Fixed	Refinance	Primary	WA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
724297176	2	1	Fixed	Refinance	Primary	NY		*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
460323312	2	1	Fixed	Refinance	Primary	GA			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
296689476	2	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
552995136	2	1	Fixed	Refinance	Primary	GA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
542409648	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005. - EV2	There is no Assignee Liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RD	D	D	D	D	Yes	No	No	N/A
833508576	2	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
638154132	2	1	Fixed	Purchase	Primary	MA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
722274300	2	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
513204936	2	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
837458712	2	1	Fixed	Construction-Permanent	Primary	OH	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
371904408	2	1	Fixed	Purchase	Primary	DE			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2001. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
334309392	2	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
633155208	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
921247212	2	1	Fixed	Purchase	Primary	GA	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
598845996	2	1	Fixed	Refinance	Primary	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
538278240	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
621213168	2	1	Fixed	Refinance	Primary	VA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
358654620	2	1	Fixed	Purchase	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
584969724	2	1	Fixed	Purchase	Primary	IL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
355428576	2	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
196175148	2	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2

										*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
255089544	2	1	Fixed	Purchase	Primary	PA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
464287392	2	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
100625880	2	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
452232804	2	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
894808392	2	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
132315612	2	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
552239172	2	1	Fixed	Refinance	Primary	NV	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL APR Tolerance: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2	TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
442568616	2	1	ARM	Purchase	Primary	MN		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
299333856	2	1	ARM	Refinance	Primary	MN	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
113551968	2	1	ARM	Refinance	Primary	OH	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
321372348	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
884193024	2	1	ARM	Purchase	Primary	MI	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
700612296	2	1	ARM	Refinance	Primary	AZ	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
469169784	2	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Valuation Error: APN Number not provided. - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
299191428	2	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
683969136	2	1	Fixed	Purchase	Investment	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
629384352	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
861999156	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
333560400	2	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
899493576	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
302379624	2	1	Fixed	Refinance	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
354684564	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
615934368	2	1	ARM	Purchase	Primary	IL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
778232568	2	1	Fixed	Refinance	Primary	OH	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
292868820	2	1	Fixed	Purchase	Primary	NC			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
750444168	2	1	Fixed	Refinance	Primary	MD			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
834240636	2	1	Fixed	Refinance	Primary	NY			2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
634859364	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
983078892	2	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
945886260	2	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
697254780	2	1	Fixed	Purchase	Primary	NV			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
779262432	2	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
793983312	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
398997600	2	1	Fixed	Refinance	Primary	IN			1			Yes	RA	A	A	A	A	Yes	No	No	No
742304856	2	1	Fixed	Refinance	Investment	NC			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
577416060	2	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
295290096	2	1	Fixed	Refinance	Primary	PA			1			Yes	RA	A	A	A	A	Yes	No	No	No
546310980	2	1	Fixed	Purchase	Primary	MI	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
119337732	2	1	Fixed	Refinance	Primary	MO			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
341484576	2	1	ARM	Purchase	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
418653660	2	1	ARM	Purchase	Investment	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
819683100	2	1	Fixed	Purchase	Primary	AL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
170634720	2	1	Fixed	Purchase	Primary	VA	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
498331668	2	1	Fixed	Purchase	Primary	NC			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
568532736	2	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
728559060	2	1	Fixed	Refinance	Primary	AZ	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
106101888	2	1	ARM	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
437025876	2	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
878970996	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
629963028	2	1	Fixed	Refinance	Primary	NH	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
304532976	2	1	Fixed	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

										*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2		Yes	RD	D	D	D	D	Yes	No	No	No
856436496	2	1	Fixed	Purchase	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2

										*** (OPEN) Prepayment Penalty Discrepancy - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
580934928	2	1	Fixed	Refinance	Primary	OR			3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	Yes	No	No	N/A
614663472	2	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1	*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RA	A	A	A	A	Yes	No	No	No
221101044	2	1	Fixed	Refinance	Primary	AZ			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
176272080	2	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
880020780	2	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
832761576	2	1	Fixed	Refinance	Primary	ME			1			Yes	RA	A	A	A	A	Yes	No	No	No
506682132	2	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
121298856	2	1	Fixed	Purchase	Primary	MA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
399975672	2	1	Fixed	Purchase	Investment	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
893515584	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
818695068	2	1	ARM	Purchase	Primary	VA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
418081956	2	1	ARM	Refinance	Primary	NY	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
299800017	2	1	Fixed	Refinance	Primary	NC	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
954515604	2	1	Fixed	Refinance	Primary	CO			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
262662132	2	1	Fixed	Refinance	Primary	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
376584936	2	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
360024120	2	1	Fixed	Refinance	Primary	NV	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
423573900	2	1	Fixed	Refinance	Primary	MO		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
167318040	2	1	Fixed	Refinance	Primary	MD			1			Yes	RA	A	A	A	A	Yes	No	No	No
379333572	2	1	Fixed	Construction-Permanent	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
739117656	2	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
436535844	2	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
458376132	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
568557636	2	1	ARM	Purchase	Primary	NJ	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
995507976	2	1	ARM	Purchase	Primary	DE	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
165975432	2	1	Fixed	Purchase	Primary	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
630608436	2	1	Fixed	Purchase	Primary	MA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
361185552	2	1	Fixed	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2

										*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
393412032	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
518023584	2	1	Fixed	Refinance	Primary	GA			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
450464904	2	1	Fixed	Purchase	Primary	NY		*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
147866160	2	1	Fixed	Refinance	Primary	VA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
972779256	2	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

										*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
435055644	2	1	Fixed	Refinance	Primary	SC			2	*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Yes	RB	B	B	B	B	Yes	No	No	No
589998528	2	1	Fixed	Refinance	Primary	NV			1			Yes	RA	A	A	A	A	Yes	No	No	No
843848052	2	1	ARM	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
852093936	2	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
261368328	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

										*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2		Yes	RD	D	D	D	D	Yes	No	No	N/A
491750820	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
794332908	2	1	Fixed	Purchase	Primary	OH			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
235946424	2	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
526922844	2	1	Fixed	Purchase	Second Home	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
868118580	2	1	Fixed	Purchase	Primary	MI		*** (OPEN) Missing Document: Appraisal not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
552801912	2	1	Fixed	Purchase	Primary	MI			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
392622204	2	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
379766832	2	1	Fixed	Purchase	Primary	NV	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
622285860	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
497461164	2	1	Fixed	Refinance	Primary	FL	3	*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	No
213488616	2	1	Fixed	Refinance	Investment	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment) - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
438471072	2	1	Fixed	Purchase	Primary	PA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
452081916	2	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
787165692	2	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
345779328	2	1	Fixed	Purchase	Primary	IA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
890951880	2	1	Fixed	Refinance	Primary	NV			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
532362996	2	1	Fixed	Purchase	Primary	CA	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
657987480	2	1	Fixed	Purchase	Primary	OR	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
943152240	2	1	Fixed	Purchase	Primary	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
116595336	2	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
716289336	2	1	Fixed	Refinance	Primary	NH	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
582224748	2	1	Fixed	Purchase	Primary	NV	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
953104272	2	1	Fixed	Refinance	Primary	CT	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
468855048	2	1	Fixed	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2		Yes	RD	D	D	D	D	Yes	No	No	No
700359312	2	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
471738468	2	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
951043548	2	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
194105460	2	1	Fixed	Purchase	Primary	VA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
595550232	2	1	Fixed	Purchase	Second Home	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home) - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
924117684	2	1	Fixed	Purchase	Second Home	NC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
566048712	2	1	Fixed	Purchase	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
417531168	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2

										*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
210783480	2	1	Fixed	Refinance	Investment	MI			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
758945028	2	1	Fixed	Purchase	Primary	MD			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
760091424	2	1	Fixed	Refinance	Primary	AZ			3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	Yes	No	No	N/A
280491528	2	1	Fixed	Refinance	Second Home	FL	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
768415992	2	1	Fixed	Refinance	Primary	NV			2	*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
356899668	2	1	Fixed	Refinance	Primary	NV	2	*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
171467376	2	1	Fixed	Purchase	Second Home	NV			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
166901712	2	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
489114684	2	1	Fixed	Refinance	Primary	MN	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
704173992	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
304678392	2	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
950061996	2	1	Fixed	Purchase	Primary	OH			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
932003016	2	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
436809744	2	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
101155752	2	1	Fixed	Refinance	Primary	VA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
221241480	2	1	Fixed	Purchase	Second Home	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
382036716	2	1	Fixed	Refinance	Primary	MA	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2	The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.	Yes	RB	B	B	B	B	Yes	No	No	No
497294832	2	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
815556672	2	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
982494240	2	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
377962080	2	1	Fixed	Refinance	Primary	RI	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
428898516	2	1	Fixed	Refinance	Primary	UT		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
635087448	2	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

										*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
801739164	2	1	Fixed	Purchase	Primary	NY			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
774700752	2	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
134001840	2	1	Fixed	Purchase	Investment	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
267294528	2	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
867256044	2	1	Fixed	Refinance	Primary	AZ			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
526495560	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
650375052	2	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
410972508	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
324697992	2	1	Fixed	Purchase	Primary	IL	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
758769648	2	1	Fixed	Purchase	Primary	AL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
992398464	2	1	Fixed	Purchase	Primary	AL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
980948448	2	1	Fixed	Purchase	Primary	TN			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
110744244	2	1	Fixed	Purchase	Primary	TN			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
995442240	2	1	Fixed	Purchase	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
193976976	2	1	Fixed	Purchase	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
396289476	2	1	Fixed	Purchase	Primary	CT			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
865108668	2	1	Fixed	Purchase	Primary	MD			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
128021856	2	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
802874604	2	1	Fixed	Purchase	Primary	NC			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
512271684	2	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
376036812	2	1	Fixed	Refinance	Investment	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
434240064	2	1	Fixed	Refinance	Primary	WI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
725754324	2	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
854958432	2	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
179843736	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
778077192	2	1	Fixed	Refinance	Primary	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
360002208	2	1	Fixed	Purchase	Primary	AL	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
705301464	2	1	Fixed	Purchase	Primary	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
608275668	2	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
565094544	2	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
365806896	2	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
960215712	2	1	Fixed	Refinance	Primary	AZ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

										*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
750769968	2	1	Fixed	Refinance	Primary	PA	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
832866684	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
758258784	2	1	Fixed	Refinance	Primary	NC	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
816663228	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
806400444	2	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
738588780	2	1	Fixed	Refinance	Primary	CA			3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	Yes	No	No	No
441285867	2	1	Fixed	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		Yes	RD	D	D	D	D	Yes	No	No	No
595198644	2	1	Fixed	Refinance	Primary	VA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
530833140	2	1	Fixed	Purchase	Primary	VA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
506245884	2	1	Fixed	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	Yes	No	No	No
937365480	2	1	Fixed	Purchase	Primary	MN	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
892903044	2	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
834562344	2	1	Fixed	Refinance	Primary	VA	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information. - EV2		Yes	RD	D	D	D	D	Yes	No	No	N/A
607175712	2	1	Fixed	Purchase	Primary	MD	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
200131260	2	1	Fixed	Purchase	Primary	VA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
454615236	2	1	Fixed	Purchase	Primary	NC			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
722630868	2	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
850356912	2	1	Fixed	Purchase	Primary	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
693472260	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2		Yes	RD	D	D	D	D	Yes	No	No	No
584376624	2	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
283420764	2	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
445758804	2	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
788886780	2	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
490850712	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
167326008	2	1	Fixed	Refinance	Primary	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
748973076	2	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
814954092	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
895692840	2	1	Fixed	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
544140696	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
532183716	2	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
173535072	2	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
896409960	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
854533140	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
621551808	2	1	ARM	Refinance	Primary	AZ	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
571777128	2	1	ARM	Refinance	Primary	AZ	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
189694176	2	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
671037072	2	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) TIL APR Tolerance: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
944454012	2	1	Fixed	Refinance	Primary	NM		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
428183388	2	1	Fixed	Refinance	Primary	MI			2	*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
594025356	2	1	Fixed	Purchase	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
722870904	2	1	Fixed	Purchase	Second Home	FL			2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2 *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
880011816	2	1	Fixed	Refinance	Primary	PA			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
583432896	2	1	Fixed	Refinance	Primary	PA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
755815596	2	1	Fixed	Refinance	Primary	PA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
600355932	2	1	Fixed	Purchase	Primary	OR		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
352043172	2	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
886271676	2	1	Fixed	Refinance	Primary	AZ	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
820753800	2	1	Fixed	Refinance	Investment	WA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
674710320	2	1	Fixed	Refinance	Primary	OR	2	*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
764275620	2	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
381904248	2	1	Fixed	Purchase	Primary	AZ	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
560677572	2	1	Fixed	Purchase	Primary	OR	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
230290788	2	1	Fixed	Refinance	Primary	GA			2	*** (OPEN) Georgia HL Arbitration Clause: Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2	Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained. The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.	Yes	RB	B	B	B	B	Yes	No	No	No
653291340	2	1	Fixed	Refinance	Primary	MD	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
967041300	2	1	Fixed	Refinance	Primary	NC	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
703505676	2	1	Fixed	Purchase	Primary	PA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
677545932	2	1	Fixed	Purchase	Primary	NJ	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
936961104	2	1	Fixed	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
767885124	2	1	Fixed	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
395347260	2	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
458961780	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
197835480	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
459989652	2	1	Fixed	Refinance	Primary	PA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
687788796	2	1	Fixed	Refinance	Primary	VA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
910785228	2	1	Fixed	Purchase	Primary	OR	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
248654388	2	1	Fixed	Purchase	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
847237440	2	1	Fixed	Purchase	Primary	CA	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
576884196	2	1	Fixed	Refinance	Second Home	NC			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
149059368	2	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
219191232	2	1	Fixed	Purchase	Primary	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
425912508	2	1	Fixed	Refinance	Primary	CT			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
900266472	2	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
829390116	2	1	Fixed	Purchase	Primary	TN		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
709966728	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
175356756	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
300008148	2	1	Fixed	Purchase	Primary	NC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
568940100	2	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
796612752	2	1	Fixed	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
754748880	2	1	Fixed	Purchase	Primary	GA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Georgia HL Arbitration Clause: Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2	Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained. The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
611018112	2	1	Fixed	Purchase	Primary	NC			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
930352644	2	1	Fixed	Purchase	Primary	IL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
678963240	2	1	Fixed	Refinance	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	No	No	No
871165154	2	1	Fixed	Refinance	Investment	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
114858720	2	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
522606180	2	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
434498028	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
108495660	2	1	Fixed	Purchase	Primary	AL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
427947336	2	1	Fixed	Purchase	Second Home	SC			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
598358952	2	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
274413936	2	1	Fixed	Refinance	Primary	GA			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
612458748	2	1	Fixed	Purchase	Second Home	OH	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
											The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
760794600	2	1	Fixed	Refinance	Primary	OR	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
714847128	2	1	ARM	Purchase	Primary	MD	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
308805816	2	1	Fixed	Refinance	Primary	VA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
637495776	2	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
593955636	2	1	Fixed	Refinance	Second Home	GA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
837858108	2	1	Fixed	Refinance	Primary	NV			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
263529648	2	1	Fixed	Refinance	Primary	VA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
498339636	2	1	Fixed	Refinance	Primary	OH			2	*** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
376024860	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
345858012	2	1	Fixed	Refinance	Primary	NM		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
506501856	2	1	Fixed	Purchase	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
101495940	2	1	Fixed	Refinance	Investment	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
183099660	2	1	Fixed	Purchase	Primary	NC	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
156633948	2	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
517678968	2	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
894813372	2	1	Fixed	Refinance	Investment	NV	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
273429888	2	1	Fixed	Refinance	Primary	UT	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
702900108	2	1	Fixed	Refinance	Primary	WI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
565677372	2	1	Fixed	Refinance	Primary	UT		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
832372140	2	1	Fixed	Refinance	Primary	UT			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
249141432	2	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2	There is no Assignee Liability. TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
451660104	2	1	Fixed	Refinance	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	No	No	No
426281028	2	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
698688024	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2		Yes	RD	D	D	D	D	Yes	No	No	No
699694980	2	1	Fixed	Refinance	Primary	MD	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
910354956	2	1	Fixed	Refinance	Primary	FL			1	*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RA	A	A	A	A	Yes	No	No	No
150318312	2	1	ARM	Refinance	Investment	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

										*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
342123012	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
785717508	2	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
681362604	2	1	Fixed	Refinance	Primary	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	Yes	No	No	No
213575268	2	1	Fixed	Refinance	Primary	SC	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
382884684	2	1	Fixed	Purchase	Primary	UT			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
971361948	2	1	Fixed	Purchase	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
592462632	2	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
761493792	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
909447600	2	1	Fixed	Purchase	Primary	NJ	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
821893224	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
184252032	2	1	Fixed	Refinance	Primary	PA	2	*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2003, prior to three (3) business days from transaction date of 02/XX/2003. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
498989028	2	1	Fixed	Purchase	Primary	VA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
549492204	2	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Missing Document: Appraisal not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
242190312	2	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2003, prior to three (3) business days from transaction date of 01/XX/2003. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
242990280	2	1	Fixed	Refinance	Primary	GA			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
113469300	2	1	Fixed	Refinance	Primary	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
878064876	2	1	Fixed	Refinance	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	No	No	No
335762556	2	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
990258060	2	1	Fixed	Refinance	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	No	No	No
490746132	2	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
343421796	2	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
269820384	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
737271072	2	1	Fixed	Refinance	Primary	CO		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
132094716	2	1	ARM	Refinance	Second Home	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
827938944	2	1	Fixed	Refinance	Primary	WA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
185068752	2	1	Fixed	Refinance	Primary	OR	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RD	D	D	D	D	Yes	No	No	N/A
444613404	2	1	ARM	Refinance	Primary	NJ	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
657638880	2	1	ARM	Purchase	Primary	CO	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
681388500	2	1	Fixed	Refinance	Primary	NM	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
785117916	2	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
584243640	2	1	Fixed	Purchase	Investment	CA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
770001624	2	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
231679560	2	1	ARM	Purchase	Primary	CA			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
993815772	2	1	Fixed	Purchase	Primary	AL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
685051788	2	1	Fixed	Refinance	Primary	MS	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2	There is no Assignee Liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
836799360	2	1	Fixed	Purchase	Primary	MI			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2008. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
244427364	2	1	Fixed	Purchase	Primary	NJ	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
145247676	2	1	Fixed	Refinance	Primary	NY	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
854431548	2	1	Fixed	Refinance	Primary	VA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
856045068	2	1	Fixed	Refinance	Primary	GA		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
526564284	2	1	Fixed	Purchase	Primary	LA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
994950216	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
806136504	2	1	Fixed	Purchase	Investment	NY		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
437549772	2	1	Fixed	Purchase	Primary	AL	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
542906652	2	1	Fixed	Refinance	Primary	AL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
758487864	2	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
608289072	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
255074604	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RD	D	D	D	D	Yes	No	No	No
635469912	2	1	Fixed	Purchase	Primary	UT		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
349389828	2	1	Fixed	Purchase	Primary	TX			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
791070012	2	1	Fixed	Refinance	Primary	PA			1			Yes	RA	A	A	A	A	Yes	No	No	No
114398568	2	1	Fixed	Refinance	Primary	LA			2	*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2008, prior to three (3) business days from transaction date of 11/XX/2008. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
841277376	2	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
806265984	2	1	Fixed	Purchase	Primary	OK		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
989940336	2	1	Fixed	Purchase	Second Home	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2008. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
551364684	2	1	Fixed	Refinance	Primary	WA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2009. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Washington Itemized Disclosure: Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											The Act does not appear to provide for assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
872094612	2	1	Fixed	Purchase	Primary	NC	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
918463260	2	1	Fixed	Refinance	Primary	OR	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2008. - EV2

										*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
659806176	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
446382144	2	1	Fixed	Refinance	Primary	VA	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
334033500	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2009. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
602563068	2	1	Fixed	Refinance	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
343190724	2	1	Fixed	Refinance	Primary	CT			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
136646220	2	1	Fixed	Refinance	Primary	GA		*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
168593256	2	1	Fixed	Refinance	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	No	No	No
461494608	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2009. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
808152408	2	1	Fixed	Refinance	Primary	MD	2	*** (OPEN) Maryland SB270 Ability to Repay Reliable Documentation: Maryland SB270: Borrower's ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Maryland MLR Tangible Net Benefit Missing: Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	Assignee liability is unclear.

No express provisions for assignee liability

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
965470608	2	1	Fixed	Construction-Permanent	Primary	OR	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
836023476	2	1	Fixed	Refinance	Primary	UT			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
412890804	2	1	Fixed	Refinance	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
475478448	2	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
751128420	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2009. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
134066580	2	1	Fixed	Purchase	Primary	MS			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
650546364	2	1	Fixed	Refinance	Primary	OR		*** (OPEN) Missing Document: Appraisal not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
988149528	2	1	Fixed	Refinance	Primary	AZ		*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
162893484	2	1	Fixed	Refinance	Primary	PA	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
449599380	2	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
165293388	2	1	Fixed	Refinance	Primary	VA	*** (OPEN) Missing Document: Credit Report not provided - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2009. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Seven Day Waiting Period: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RD	D	D	D	D	Yes	No	No	N/A
469317192	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
599332044	2	1	Fixed	Refinance	Primary	WA	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Washington Itemized Disclosure: Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											The Act does not appear to provide for assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
178455312	2	1	Fixed	Refinance	Primary	NJ	*** (OPEN) Missing Document: Appraisal not provided - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2009. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RD	D	D	D	D	Yes	No	No	No
959440824	2	1	Fixed	Refinance	Primary	MD	*** (OPEN) Missing Document: Appraisal not provided - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Maryland SB270 Ability to Repay Reliable Documentation: Maryland SB270: Borrower's ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Maryland MLR Tangible Net Benefit Missing: Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2009. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Seven Day Waiting Period: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	Assignee liability is unclear.

No express provisions for assignee liability

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
459791448	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Appraisal not provided - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2009. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
941559636	2	1	Fixed	Refinance	Primary	UT	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2009. - EV2

										*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
190693164	2	1	Fixed	Refinance	Primary	NY	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
374791812	2	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
989768028	2	1	Fixed	Purchase	Primary	NY		*** (OPEN) Valuation Error: APN Number not provided. - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
286373904	2	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
737692380	2	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
528219632	2	1	Fixed	Purchase	Primary	GA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
306967200	2	1	Fixed	Construction-Permanent	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
786856932	2	1	Fixed	Refinance	Investment	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
708217752	2	1	ARM	Purchase	Investment	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
634374624	2	1	Fixed	Purchase	Second Home	GA	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
311287548	2	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
711144996	2	1	ARM	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
930082728	2	1	Fixed	Refinance	Primary	AZ	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
463198764	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
454426992	2	1	Fixed	Refinance	Primary	GA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
825468864	2	1	ARM	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
239279040	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
964561418	2	1	ARM	Refinance	Primary	WI	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
306173388	2	1	ARM	Purchase	Primary	MD	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
280110060	2	1	ARM	Refinance	Primary	AZ	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
304702296	2	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
907763688	2	1	Fixed	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
633513768	2	1	ARM	Purchase	Primary	AZ	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
878422200	2	1	ARM	Purchase	Primary	ID	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
361556964	2	1	ARM	Refinance	Investment	OR			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
145643088	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
238823868	2	1	ARM	Refinance	Primary	NV	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
265798536	2	1	ARM	Refinance	Primary	VA	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
352692564	2	1	Fixed	Refinance	Primary	WA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Originator Application Date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date. - EV1	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
355460448	2	1	ARM	Refinance	Primary	IL	2	*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
838565268	2	1	ARM	Purchase	Investment	NJ			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
455745696	2	1	ARM	Refinance	Primary	ID	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) ID RMPA Lock-In/Float Disclosure - EV2	The Residential Mortgage Practices Act does not appear to provide for assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
258590484	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
357854832	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
143774592	2	1	ARM	Refinance	Primary	SC	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2008. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
155518428	2	1	Fixed	Purchase	Primary	CO			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
293641716	2	1	Fixed	Construction-Permanent	Primary	VA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
477825024	2	1	Fixed	Refinance	Primary	NV			1			Yes	RA	A	A	A	A	Yes	No	No	No
972076082	2	1	Fixed	Refinance	Primary	OH	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	No
977100900	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
984584844	2	1	Fixed	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
354765240	2	1	Fixed	Refinance	Primary	MI			2	*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
519682920	2	1	Fixed	Refinance	Primary	VA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
103741368	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

There is no Assignee Liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
693679140	2	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
924356724	2	1	Fixed	Purchase	Primary	ME			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
431515008	2	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
497175312	2	1	Fixed	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
216989556	2	1	Fixed	Refinance	Primary	OR	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
259089480	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
595176192	2	1	Fixed	Refinance	Primary	RI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
490247136	2	1	Fixed	Purchase	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
144134148	2	1	Fixed	Purchase	Primary	NJ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
408821148	2	1	Fixed	Purchase	Primary	RI			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
636178068	2	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
909562140	2	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
697144224	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
507703032	2	1	ARM	Purchase	Second Home	MD			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
987422448	2	1	Fixed	Refinance	Primary	NY	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
123531888	2	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
967261308	2	1	Fixed	Refinance	Primary	NV	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2		Yes	RD	D	D	D	D	Yes	No	No	No
380633352	2	1	Fixed	Refinance	Primary	MD			1			Yes	RA	A	A	A	A	Yes	No	No	No
934041828	2	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
744552828	2	1	Fixed	Refinance	Primary	CT	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2	There is no Assignee Liability. TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
432403440	2	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
653903880	2	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
197430108	2	1	Fixed	Construction-Permanent	Primary	MN	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (CLEARED) Missing Document: Security Instrument not provided - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

										*** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
882084492	2	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
564861480	2	1	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
869323740	2	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
625951140	2	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
853217424	2	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
728511252	2	1	Fixed	Refinance	Primary	WA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
442933152	2	1	Fixed	Refinance	Primary	AZ	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
965212644	2	1	Fixed	Refinance	Primary	AZ	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
297866748	2	1	Fixed	Refinance	Primary	IL		*** (OPEN) Valuation Error: Valuation report date was not provided. - EV3	2	*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
492824784	2	1	Fixed	Refinance	Primary	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
517111248	2	1	Fixed	Purchase	Primary	LA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
352885884	2	1	Fixed	Refinance	Primary	NM	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
381418200	2	1	Fixed	Refinance	Primary	PA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
401311308	2	1	Fixed	Refinance	Primary	PA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
337769496	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
277495560	2	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
621956184	2	1	Fixed	Refinance	Primary	VA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
980449452	2	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
754684140	2	1	Fixed	Refinance	Second Home	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
744236100	2	1	Fixed	Refinance	Primary	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
580846284	2	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
147221748	2	1	Fixed	Refinance	Primary	MA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
106271208	2	1	ARM	Purchase	Primary	NJ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
761168100	2	1	ARM	Refinance	Primary	FL	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
895049424	2	1	ARM	Purchase	Primary	FL	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
451122264	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
507106428	2	1	Fixed	Refinance	Primary	VA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
572183076	2	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
975650724	2	1	Fixed	Refinance	Primary	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
558890460	2	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
976718436	2	1	Fixed	Refinance	Primary	NV			1			Yes	RA	A	A	A	A	Yes	No	No	No
384823524	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	Yes	No	No	No
226679640	2	1	Fixed	Refinance	Primary	PA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
974347956	2	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
109695612	2	1	Fixed	Purchase	Primary	AZ			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
795007200	2	1	Fixed	Refinance	Primary	NH	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
960821280	2	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
190485000	2	1	Fixed	Refinance	Primary	CA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
891909036	2	1	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
525382032	2	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
669719364	2	1	Fixed	Refinance	Primary	PA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2	There is no Assignee Liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
192882372	2	1	Fixed	Refinance	Primary	MN	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
588496560	2	1	Fixed	Refinance	Investment	VA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
518511624	2	1	Fixed	Refinance	Primary	MO	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
673308948	2	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
257903244	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
357418584	2	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
848373876	2	1	Fixed	Refinance	Primary	AZ	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
874853532	2	1	Fixed	Purchase	Primary	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
180492780	2	1	Fixed	Refinance	Primary	NV	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	Yes	No	No	No
147280512	2	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
425073876	2	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
117188364	2	1	Fixed	Refinance	Primary	SC	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

										*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Yes	RB	B	B	B	B	Yes	No	No	No
748903356	2	1	Fixed	Refinance	Primary	MD	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Maryland HB1447 Property Insurance: Maryland HB649: Property insurance exceeds the replacement value of the property. - EV2	HB 1447 does not contain express provisions for assignee liability. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
343885932	2	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
904017408	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
841413828	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
409467552	2	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
213591456	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
923502156	2	1	Fixed	Refinance	Primary	MS		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
802524012	2	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
408474540	2	1	Fixed	Refinance	Primary	RI	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
173954388	2	1	Fixed	Purchase	Primary	MN			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
273443832	2	1	Fixed	Refinance	Primary	NC			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
412502364	2	1	Fixed	Refinance	Investment	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
939044736	2	1	Fixed	Refinance	Primary	OK			1			Yes	RA	A	A	A	A	Yes	No	No	No
364777032	2	1	Fixed	Purchase	Primary	IL			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
709235664	2	1	Fixed	Purchase	Second Home	NY	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
161740440	2	1	Fixed	Refinance	Primary	MD			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
452314476	2	1	Fixed	Purchase	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
167982372	2	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
426655524	2	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
316450116	2	1	Fixed	Refinance	Primary	CT	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
392156076	2	1	Fixed	Refinance	Primary	NV			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
980082924	2	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

										*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
901981584	2	1	Fixed	Refinance	Investment	AZ			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
265493760	2	1	Fixed	Refinance	Primary	MA	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2	The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.	Yes	RB	B	B	B	B	Yes	No	No	No
807418356	2	1	Fixed	Purchase	Primary	GA	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
157395888	2	1	Fixed	Purchase	Primary	OH	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
791016228	2	1	Fixed	Purchase	Primary	SC			2	*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
636058548	2	1	Fixed	Purchase	Primary	MD			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
883245828	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
786623868	2	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
297188112	2	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
559407384	2	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
441199116	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2		Yes	RD	D	D	D	D	Yes	No	No	No
774164904	2	1	Fixed	Refinance	Primary	VA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
641805468	2	1	Fixed	Purchase	Primary	MD	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
702349320	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
307031940	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
665618832	2	1	ARM	Purchase	Primary	MD	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

										*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
423283068	2	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
468276372	2	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
154846128	2	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
499375476	2	1	Fixed	Purchase	Primary	NC			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
606998256	2	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
619471164	2	1	Fixed	Refinance	Primary	MD	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
503112468	2	1	Fixed	Refinance	Primary	MN			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
295520172	2	1	Fixed	Purchase	Primary	MO			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
482810004	2	1	Fixed	Refinance	Primary	NJ		*** (CLEARED) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
980560008	2	1	Fixed	Purchase	Primary	SC			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
750875436	2	1	Fixed	Purchase	Primary	CT			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
792921576	2	1	Fixed	Purchase	Primary	NC			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
563093580	2	1	Fixed	Refinance	Primary	MO			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
652109085	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
678513048	2	1	Fixed	Purchase	Primary	AL	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
715671372	2	1	Fixed	Refinance	Primary	FL		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	No
156960636	2	1	Fixed	Purchase	Primary	MD	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
770694840	2	1	Fixed	Refinance	Primary	AL	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
446148240	2	1	Fixed	Refinance	Primary	MN			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
258064596	2	1	Fixed	Refinance	Primary	MN			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
755452056	2	1	Fixed	Purchase	Primary	NV	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
586354164	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
132496884	2	1	Fixed	Refinance	Primary	OR	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
297388104	2	1	Fixed	Refinance	Primary	CT	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
623590620	2	1	ARM	Refinance	Primary	TX	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
731576940	2	1	Fixed	Purchase	Primary	SC		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
599871876	2	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
656157828	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
438432228	2	1	Fixed	Refinance	Primary	MN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
379856472	2	1	ARM	Refinance	Primary	WA	*** (OPEN) ARM Error: Initial Rate Maximum was not provided - EV3	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
853959444	2	1	ARM	Purchase	Primary	AZ			2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
453465852	2	1	ARM	Purchase	Primary	AZ	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
413763300	2	1	ARM	Purchase	Second Home	LA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
154668840	2	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
635858352	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
107899668	2	1	Fixed	Refinance	Primary	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
447235872	2	1	ARM	Purchase	Primary	MD			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
678101700	2	1	Fixed	Refinance	Primary	OR	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
717752460	2	1	Fixed	Refinance	Investment	OR			1	*** (OPEN) Originator Application Date is less than 7 days prior to consummation. Please confirm date input reflects the appropriate date. - EV1		Yes	RA	A	A	A	A	No	N/A	N/A	N/A
116992152	2	1	Fixed	Purchase	Primary	AZ		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	3	*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3		Yes	RC	C	C	C	C	No	N/A	N/A	N/A
437736024	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
475170684	2	1	Fixed	Refinance	Primary	VA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
460570320	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
376309716	2	1	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
528378864	2	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

										*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
254869428	2	1	Fixed	Purchase	Investment	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
848973468	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
931679312	2	1	Fixed	Refinance	Primary	VA			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
848271288	2	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
871263948	2	1	Fixed	Refinance	Primary	MD	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
617337732	2	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
311027892	2	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
387045600	2	1	Fixed	Purchase	Primary	NV		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
463294380	2	1	Fixed	Refinance	Second Home	NV			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
310134480	2	1	Fixed	Purchase	Primary	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
199377288	2	1	Fixed	Refinance	Primary	AZ			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
808490052	2	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
830521572	2	1	Fixed	Refinance	Primary	WA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
121913388	2	1	Fixed	Purchase	Primary	AZ		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
909983448	2	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
200404164	2	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
514679412	2	1	Fixed	Refinance	Primary	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
412292208	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	There is no Assignee Liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
689847528	2	1	Fixed	Refinance	Primary	AZ			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
331841304	2	1	ARM	Refinance	Primary	MI	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
317687292	2	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
131266824	2	1	ARM	Purchase	Second Home	CA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
899472660	2	1	ARM	Purchase	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
584138064	2	1	ARM	Refinance	Primary	AZ	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
622344624	2	1	ARM	Refinance	Primary	CA	*** (OPEN) Incomplete Document: Note - Subject Lien is incomplete - EV3 *** (OPEN) Security Instrument address does not match Note address. - EV3	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
709990632	2	1	ARM	Purchase	Primary	NJ	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
329408076	2	1	ARM	Purchase	Primary	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
714169848	2	1	Fixed	Purchase	Primary	NC			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
456373176	2	1	Fixed	Refinance	Primary	AZ	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
222673728	2	1	Fixed	Refinance	Primary	PA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
961687800	2	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
118973196	2	1	Fixed	Refinance	Primary	MN	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
644496660	2	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
953204868	2	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
939462420	2	1	Fixed	Refinance	Primary	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
438500952	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
526588188	2	1	Fixed	Purchase	Primary	TX	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
766893108	2	1	Fixed	Purchase	Primary	AL	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
984151584	2	1	Fixed	Purchase	Primary	CT		*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
236435460	2	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
815979972	2	1	Fixed	Refinance	Primary	PA			1			Yes	RA	A	A	A	A	Yes	No	No	No
937302732	2	1	Fixed	Construction-Permanent	Primary	MS			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
614812872	2	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
490604700	2	1	Fixed	Refinance	Primary	NV	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
145294188	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
450961908	2	1	Fixed	Refinance	Primary	AZ	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
403923816	2	1	Fixed	Refinance	Primary	TN	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
609321924	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
777068916	2	1	Fixed	Refinance	Primary	AZ			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
877495920	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
176077860	2	1	Fixed	Refinance	Primary	VA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
569761800	2	1	Fixed	Refinance	Primary	WA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
754164228	2	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
591829176	2	1	Fixed	Purchase	Primary	PA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
168483360	2	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
937497948	2	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
549071892	2	1	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
144447888	2	1	Fixed	Refinance	Primary	NJ			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
607259208	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
470176740	2	1	Fixed	Construction-Permanent	Primary	AZ			2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
114990192	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
788992356	2	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
860490216	2	1	Fixed	Purchase	Primary	WA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
193886340	2	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
980760204	2	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
927097716	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
593651856	2	1	Fixed	Refinance	Investment	NJ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
877089552	2	1	ARM	Purchase	Primary	FL	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
916027176	2	1	ARM	Purchase	Primary	NV	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
945723912	2	1	ARM	Refinance	Investment	NV			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
856951434	2	1	ARM	Purchase	Primary	CA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
850356911	2	1	Fixed	Purchase	Primary	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
667873284	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
326675052	2	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
424797984	2	1	Fixed	Refinance	Primary	OR			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
571429104	2	1	Fixed	Refinance	Primary	VA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
127660308	2	1	Fixed	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
838266468	2	1	Fixed	Refinance	Primary	AZ	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
397294440	2	1	Fixed	Construction-Permanent	Primary	FL	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
631576548	2	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
621183288	2	1	Fixed	Purchase	Primary	MD	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
808567656	2	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
731493276	2	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
882587472	2	1	Fixed	Refinance	Primary	NJ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	No	No	No
335986560	2	1	Fixed	Refinance	Primary	OR			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
456809424	2	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
369585216	2	1	Fixed	Purchase	Primary	TX			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
342372012	2	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
227923644	2	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Georgia HL Arbitration Clause: Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2	Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained. The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.	Yes	RB	B	B	B	B	Yes	No	No	No
232763208	2	1	Fixed	Purchase	Primary	UT		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
458353224	2	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2

										*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
179391552	2	1	ARM	Purchase	Second Home	NC	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
964203696	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
753042732	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
889295532	2	1	Fixed	Refinance	Investment	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
414384804	2	1	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
875292768	2	1	Fixed	Purchase	Primary	IL	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
425182992	2	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
191792328	2	1	Fixed	Purchase	Primary	NV		*** (OPEN) Missing Document: Appraisal not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
682306812	2	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
891604260	2	1	Fixed	Refinance	Primary	MN	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Minnesota Ability to Repay Reliable Documentation: Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Minnesota Special Mortgage Refi: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
938881392	2	1	Fixed	Refinance	Primary	MN	2	*** (OPEN) Minnesota Ability to Repay Reliable Documentation: Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Minnesota Special Mortgage Refi: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

											RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
959480664	2	1	Fixed	Refinance	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
586776528	2	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
477641760	2	1	Fixed	Purchase	Primary	NY			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
280682760	2	1	ARM	Purchase	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
922444404	2	1	Fixed	Refinance	Primary	NC			1			Yes	RA	A	A	A	A	Yes	No	No	No
912801132	2	1	Fixed	Purchase	Primary	MD			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
452253720	2	1	Fixed	Purchase	Primary	AL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
469315200	2	1	Fixed	Purchase	Investment	IN			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
245477148	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
327186912	2	1	Fixed	Refinance	Primary	IN			2	*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
831403032	2	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
800252136	2	1	Fixed	Refinance	Primary	MN	2	*** (OPEN) Minnesota Ability to Repay Reliable Documentation: Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
331018608	2	1	ARM	Purchase	Primary	FL	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
832196844	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
440521836	2	1	Fixed	Refinance	Primary	NY	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
412006356	2	1	Fixed	Refinance	Primary	WI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
165249348	2	1	Fixed	Refinance	Investment	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
286050204	2	1	Fixed	Purchase	Primary	FL	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
295376748	2	1	Fixed	Purchase	Primary	FL	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
142202904	2	1	Fixed	Purchase	Primary	TX			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
778725588	2	1	Fixed	Purchase	Primary	NM		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
798378660	2	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
553073820	2	1	Fixed	Refinance	Primary	VA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											The secondary market purchase of a loan does not trigger coverage of the statute.	Yes	RB	B	B	B	B	Yes	No	No	N/A
803039940	2	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
303164472	2	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
495417372	2	1	ARM	Refinance	Primary	NJ	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
669637692	2	1	ARM	Refinance	Primary	WA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
405608052	2	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) Initial GFE not provided - EV2

										*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
209491620	2	1	Fixed	Refinance	Primary	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
412987416	2	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
675321864	2	1	Fixed	Purchase	Primary	TX	2	*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
239835804	2	1	Fixed	Refinance	Primary	PA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
705864204	2	1	Fixed	Refinance	Primary	NJ	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
683876508	2	1	Fixed	Refinance	Primary	GA			2	*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
874432224	2	1	Fixed	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
291655692	2	1	Fixed	Purchase	Primary	CA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
870134484	2	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
371870544	2	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
664336980	2	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
135820536	2	1	Fixed	Purchase	Primary	GA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
740721216	2	1	Fixed	Refinance	Investment	NC			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
697113348	2	1	Fixed	Purchase	Investment	GA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
797610744	2	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
760974876	2	1	Fixed	Refinance	Primary	PA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
502255908	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2008. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
639058500	2	1	Fixed	Refinance	Primary	FL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2008. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
455602272	2	1	Fixed	Refinance	Primary	ID			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
914742336	2	1	Fixed	Purchase	Primary	NC			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
925772040	2	1	ARM	Refinance	Primary	GA	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
768174960	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA 2010 HUD To Actual Escrow: Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Payment: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Interest Rate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Loan Amount: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Loan Term: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information. - EV2

*** (OPEN) RESPA 2010 HUD Comparison: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Test: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA 2010 HUD-1 On Proper Form: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form. - EV2

*** (OPEN) RESPA 2010: HUD - 1 was not prepared on the correct form with an application date after 12/31/2009. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2010, prior to three (3) business days from transaction date of 02/XX/2010. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
675351744	2	1	Fixed	Refinance	Primary	AZ	*** (OPEN) Missing Document: Credit Report not provided - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2010. - EV2

*** (OPEN) RESPA 2010 Service Provider: RESPA (2010): Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Test: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
742953252	2	1	Fixed	Refinance	Primary	NY	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Seven Day Waiting Period: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
425544984	2	1	Fixed	Refinance	Primary	WA	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

*** (OPEN) Washington Itemized Disclosure: Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The Act does not appear to provide for assignee liability.

											TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
294131748	2	1	Fixed	Refinance	Primary	NC	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
737814888	2	1	Fixed	Refinance	Primary	WA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Test: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Seven Day Waiting Period: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Washington Itemized Disclosure: Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The Act does not appear to provide for assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
949395168	2	1	Fixed	Refinance	Primary	MN	2	*** (OPEN) Minnesota Ability to Repay Reliable Documentation: Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

										*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
146501640	2	1	Fixed	Refinance	Primary	OR	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2010. - EV2

*** (OPEN) RESPA 2010 Service Provider: RESPA (2010): Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Test: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Seven Day Waiting Period: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
198141252	2	1	Fixed	Refinance	Primary	MO	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2010. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: Unable to test GFE Estimate Available Through Date due to missing information. - EV2

*** (OPEN) RESPA 2010 GFE To Actual Escrow: Unable to determine if the Final GFE indicates the loan contains an escrow payment due to missing information. - EV2

*** (OPEN) RESPA 2010 - GFE vs HUD 10 Percent Fees: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Compliant Test: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
144783540	2	1	Fixed	Refinance	Primary	CT	2	*** (OPEN) GFE Error: Days before settlement not provided.: GFE Date: 04/XX/2010 - EV2

*** (OPEN) GFE Error: Interest rate available through date not provided.: GFE Date: 04/XX/2010 - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: Unable to test GFE Estimate Available Through Date due to missing information. - EV2

*** (OPEN) RESPA 2010 Service Provider: RESPA (2010): Borrower not provided with list of service providers. - EV2

										*** (OPEN) RESPA Initial Escrow Account Disclosure Test: RESPA: Initial escrow account statement was not provided to the borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
859558956	2	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Term: RESPA (2010): Loan Term on Final GFE does not match Note. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Compliant Test: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
169218408	2	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 Service Provider Timing: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	No
188466108	2	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

										*** (OPEN) RESPA 2010 Service Provider: RESPA (2010): Borrower not provided with list of service providers. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
101083044	2	1	ARM	Refinance	Primary	AL	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Compliant Test: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
967604040	2	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Documents: Missing other financing information. - EV3	2	*** (OPEN) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Interest Rate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE Comparison: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
700610304	2	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 Service Provider: RESPA (2010): Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
420843864	2	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2011 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2010. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Test: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Safe Act NMLS (Loan Origination Company Status): Unable to test LO company status due to missing information. - EV2

*** (OPEN) Safe Act NMLS (LO Company License Issue Date): Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2011, prior to three (3) business days from transaction date of 02/XX/2011. - EV2	Liability appears to be limited to originators/licensees.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
200136240	2	1	Fixed	Refinance	Primary	MN			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
422103804	2	1	ARM	Purchase	Second Home	SC	2	*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										*** (OPEN) RESPA Servicing Disclosure Timing 2010: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
948772668	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS (1003): Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TIL-MDIA 2009 Seven Day Waiting Period: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	Liability appears to be limited to originators/licensees.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
558622536	2	1	Fixed	Refinance	Primary	OR	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA 2010 Service Provider: RESPA (2010): Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Safe Act NMLS (1003): Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2	Liability appears to be limited to originators/licensees.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
726970920	2	1	Fixed	Purchase	Investment	IL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2011. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
589580208	2	1	Fixed	Refinance	Primary	NC	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2011. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act NMLS (LO Status): Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Officer License Issue Date): Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Origination Company Status): Unable to test LO company status due to missing information. - EV2

*** (OPEN) Safe Act NMLS (LO Company License Issue Date): Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Liability appears to be limited to originators/licensees.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
779671788	2	1	Fixed	Refinance	Second Home	NM	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

										*** (OPEN) RESPA Initial Escrow Account Disclosure Test: RESPA: Initial escrow account statement was not provided to the borrower. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
776151924	2	1	Fixed	Refinance	Primary	LA	2	*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2011. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act NMLS (LO Status): Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Officer License Issue Date): Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Origination Company Status): Unable to test LO company status due to missing information. - EV2

*** (OPEN) Safe Act NMLS (LO Company License Issue Date): Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Liability appears to be limited to originators/licensees.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
989094732	2	1	Fixed	Refinance	Second Home	GA	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Test: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
472244436	2	1	Fixed	Refinance	Primary	LA	2	*** (OPEN) SAFE Act NMLS (LO Status): Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. - EV2

										*** (OPEN) Safe Act NMLS (Loan Origination Company Status): Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
152015496	2	1	Fixed	Refinance	Primary	NJ	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Original Lender Missing Federal Rescission: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2011. - EV2

*** (OPEN) RESPA 2010 Service Provider: RESPA (2010): Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) SAFE Act NMLS (LO Status): Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Officer License Issue Date): Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Origination Company Status): Unable to test LO company status due to missing information. - EV2

*** (OPEN) Safe Act NMLS (LO Company License Issue Date): Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Liability appears to be limited to originators/licensees.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
100536240	2	1	Fixed	Refinance	Investment	IL			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2011. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
482478336	2	1	Fixed	Refinance	Primary	CA	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) Safe Act NMLS (LO Company License Issue Date): Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2012, prior to three (3) business days from transaction date of 05/XX/2012. - EV2	Liability appears to be limited to originators/licensees.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
452616264	2	1	Fixed	Refinance	Primary	OH	2	*** (OPEN) TIL-MDIA 2011 Introductory Escrow Payment: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) TIL-MDIA 2011 Introductory Total Payment: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Ohio CSPA Ability to Repay Reliable Documentation: Ohio Consumer Sales Practices Act: Borrower's ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 - GFE vs HUD 10 Percent Fees: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Test: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

There is no Assignee Liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
234804012	2	1	Fixed	Refinance	Primary	MD	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Maryland SB270 Ability to Repay Reliable Documentation: Maryland SB270: Borrower's ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Maryland HB1399 Disclosure: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. - EV2

*** (OPEN) Maryland MLR Tangible Net Benefit Missing: Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2	Assignee liability is unclear.

HB 1399 does not contain express provisions for assignee liability.

No express provisions for assignee liability

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
661116912	2	1	Fixed	Purchase	Primary	CA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
755411220	2	1	Fixed	Refinance	Primary	SD	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2001. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
160605000	2	1	Fixed	Refinance	Primary	MD	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2001. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
270085320	2	1	Fixed	Refinance	Primary	TX	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2001. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
286040244	2	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
585736644	2	1	Fixed	Refinance	Primary	GA	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2002. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
534798211	2	1	Fixed	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002. - EV2

										*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RD	D	D	D	D	Yes	No	No	N/A
250231056	2	1	Fixed	Purchase	Primary	TX	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
764461872	2	1	Fixed	Purchase	Primary	SC		*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
501512892	2	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
178202328	2	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
741924384	2	1	Fixed	Refinance	Primary	AR			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
207601260	2	1	Fixed	Refinance	Primary	CT	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2002. - EV2

										*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
666732360	2	1	Fixed	Refinance	Primary	IL	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
411483540	2	1	Fixed	Purchase	Primary	SC			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
886466892	2	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
774085224	2	1	Fixed	Refinance	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
402233604	2	1	Fixed	Refinance	Primary	WA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	N/A
148448820	2	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
159897840	2	1	Fixed	Purchase	Primary	NC	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
238239216	2	1	Fixed	Purchase	Primary	TN			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
761490804	2	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
879390312	2	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001. - EV2

*** (OPEN) Compliance Exception: - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
516319428	2	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
235790561	2	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
474328068	2	1	Fixed	Refinance	Primary	CO			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
229490820	2	1	Fixed	Purchase	Primary	PA		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
826481796	2	1	Fixed	Refinance	Primary	IL	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
226059132	2	1	Fixed	Refinance	Primary	AL		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
648274068	2	1	ARM	Purchase	Primary	VA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
915677580	2	1	ARM	Purchase	Primary	NJ	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/1999. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
215864076	2	1	Fixed	Refinance	Primary	GA	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

										*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
162014340	2	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
893240688	2	1	Fixed	Refinance	Primary	MI	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
442384356	2	1	Fixed	Refinance	Primary	OH		*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	1	*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1	TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RA	A	A	A	A	Yes	No	No	No
936814692	2	1	Fixed	Refinance	Primary	SC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
694651236	2	1	Fixed	Purchase	Primary	NY			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
913849920	2	1	Fixed	Purchase	Primary	NJ			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
916062036	2	1	Fixed	Purchase	Primary	GA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
174086856	2	1	Fixed	Refinance	Primary	WA	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
339116088	2	1	Fixed	Purchase	Primary	SD			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
848604948	2	1	ARM	Purchase	Primary	OH			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
340098144	2	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
656733516	2	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Compliance Exception: - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
729730356	2	1	ARM	Purchase	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
626146356	2	1	Fixed	Refinance	Primary	MI	2	*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. - EV2	Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.	Yes	RB	B	B	B	B	Yes	No	No	N/A
247548828	2	1	ARM	Purchase	Primary	CA	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/1998. - EV2

										*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
398179884	2	1	ARM	Purchase	Primary	FL	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
126371484	2	1	ARM	Purchase	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
237510144	2	1	ARM	Refinance	Primary	NY	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
515006700	2	1	ARM	Construction-Permanent	Primary	CA	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
163641804	2	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
569671164	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
786229452	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
488965284	2	1	ARM	Refinance	Primary	CA			3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	Yes	No	No	N/A
381588516	2	1	Fixed	Refinance	Primary	CA	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
313491000	2	1	ARM	Refinance	Primary	UT	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
308285904	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
785268312	2	1	ARM	Purchase	Primary	NY	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
210664956	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
782379912	2	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
919037088	2	1	ARM	Purchase	Primary	FL	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
384190068	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

										*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
214198764	2	1	ARM	Refinance	Primary	WA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
733389660	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
501479940	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
525837204	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
972942600	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
650852136	2	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2

										*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
992780928	2	1	ARM	Refinance	Primary	FL	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
777850104	2	1	ARM	Purchase	Primary	CA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
924067584	2	1	ARM	Purchase	Primary	NM	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
683548824	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
614817852	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

										*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
839312268	2	1	Fixed	Refinance	Primary	OR	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
379164252	2	1	ARM	Refinance	Primary	IN	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
835573284	2	1	ARM	Purchase	Investment	MA			2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
491332776	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
815465040	2	1	ARM	Purchase	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
486160548	2	1	ARM	Refinance	Investment	CA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
127482024	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Yes	RB	B	B	B	B	Yes	No	No	N/A
866607648	2	1	ARM	Refinance	Primary	CA	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
507445068	2	1	ARM	Refinance	Investment	CA	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2	There is no Assignee Liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
861505140	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
461637036	2	1	ARM	Refinance	Primary	DC	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

There is no Assignee Liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
921175500	2	1	ARM	Purchase	Primary	CA	*** (OPEN) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
948993780	2	1	ARM	Refinance	Primary	CO	2	*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Colorado CCC First Lien Disclosure: Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2

*** (OPEN) Colorado HLPP Ability to Repay Reliable Documentation: Colorado Home Loan (HB1322): Borrower's ability to repay not verified with reliable documentation. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
212106168	2	1	ARM	Refinance	Primary	CA	*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
296788080	2	1	ARM	Refinance	Primary	CA	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	There is no Assignee Liability. TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
809293824	2	1	ARM	Refinance	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
932962680	2	1	ARM	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
598456560	2	1	Fixed	Purchase	Primary	NJ			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
234856800	2	1	ARM	Purchase	Primary	CA	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
794556012	2	1	ARM	Refinance	Primary	VA	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A